UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Trust for Advised Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

(a)

Annual Report

December 31, 2023

1919 FINANCIAL SERVICES FUND

1919 MARYLAND TAX-FREE INCOME FUND

1919 SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

1919 Financial Services Fund
Letter to shareholders	1
Fund performance	5
Fund expenses	7
Fund at a glance	8
Schedule of investments	9
Statement of assets and liabilities	11
Statement of operations	12
Statements of changes in net assets	13
Financial highlights	14
1919 Maryland Tax-Free Income Fund
Fund performance	17
Fund expenses	19
Fund at a glance	20
Schedule of investments	21
Statement of assets and liabilities	24
Statement of operations	25
Statements of changes in net assets	26
Financial highlights	27
1919 Socially Responsive Balanced Fund
Letter to shareholders	30
Fund performance	33
Fund expenses	35
Fund at a glance	36
Schedule of investments	37
Statement of assets and liabilities	45
Statement of operations	46
Statements of changes in net assets	47
Financial highlights	48
Notes to financial statements	51
Report of independent registered public accounting firm	64
Other information	66
Approval of investment advisory agreement	68
Trustee and officer information	71
Privacy notice	74
Directory of Funds' service providers	Back Cover

1919 Funds 2023 Annual Report

1919 Financial Services Fund
Letter to Shareholders (unaudited)

Dear Shareholder,

During 2023, many economists reversed their view that the US would inevitably enter a recession to one that was more optimistic — as the US continues to produce strong economic growth. This dramatic reversal propelled the S&P 500 Index from the January lows to a positive return of +26.29%. It is important to point out that not only did the US avoid a recession but produced stronger GDP growth and lower unemployment than in 2022. The dramatic upward revisions to GDP growth forced many investors to reposition their interest rate and equity exposures — driving continued volatility in debt and equity valuations. In addition to sizable swings in the yields of longer-term Treasuries and real-asset discount rates during 2023, investors contended with sizable reductions in the Federal Reserve's balance sheet, a March banking crisis, and an ever-increasing Fed Funds Rate. It is clear, that the widespread thesis — "Interest rate hikes would drive unemployment higher and ultimately a recession in 2023," — failed to materialize. Many economists' forecast for a recession was based on the +525 bps increase in the Federal Funds Target Rate where the rising cost of money, coupled with a reduction in money supply would (in theory) push unemployment higher and spending lower.

Digging a bit deeper, it is clear that the much stronger "Government Consumption and Investment" component of the US real GDP drove the growth rate to +2.5% YoY — above the +1.9% growth rate of 2022. As mentioned above, the US Unemployment rate unexpectedly held steady for most of 2023 — hovering between 3.5% to 3.7%, similar to the 2022 unemployment rates, as jobs remained plentiful. The current 3.7% unemployment rate is notably below the 3.9% year-end 2021 rate, and the 6.4% reading during January 2021 despite the 525 bps of rate hikes. The strong demand for workers, even in the face of slowing personal consumption, exemplifies how the markets and central bankers underestimated the short supply of skilled labor and the stickiness of the inflationary forces. Thus, the central bank had to continually increase the cost of money at one of the fastest paces in history.

The sudden and steady rise in interest rates reduced the valuation of many assets, including stocks and in particular bonds — causing the fear of unrealized securities losses at

1919 Funds 2023 Annual Report

1919 Financial Services Fund
Letter to Shareholders (unaudited) (cont'd)

many banks in March. The six-month SOFR/LIBOR rate increased by 510 bps — ending 2023 at 5.40% — after starting at 0.34% on March 15, 2022. Similarly, the bellwether 10-year US Treasury yield moved higher over the past two years but in a more volatile path. The 10-year yield started 2022 at 1.63%, peaked at 4.25% mid-year 2022, plummeted to 3.30% during March 2023, only to rally 150 bps reaching 5.00% in October. After the "The Fed Pivot," yields fell again by 100 bps ending the year at 3.88%. Characterizing the past 24 months as "a wild ride" would be an understatement.

Most economists did not forecast that employment could actually improve (let alone not-deteriorate) during an aggressive Fed tightening cycle. This persistent employment demand helped drive strong consumer spending which in turn has helped keep inflation measures elevated. Moving forward, the elevated supply of newly built apartments (which helps to lower housing costs) and a greater availability of autos and car parts (which helps to reduce auto spend) will continue to lower the headline inflation Indices. However, inflation remains elevated above the Federal Reserve's comfort levels. The strength in employment rates and the fast recovery in supply chains (following the highly disruptive Ukraine war) were clearly not fully contemplated by most economists. Investors remain more optimistic headed into 2024, but volatility could resurface from political shifts into a presidential election and continued heightened geopolitical risks.

For the full year ending December 31, 2023, the 1919 Financial Services Fund I Shares returned +1.69%. The Fund's unmanaged benchmarks, the S&P 500 Index returned +26.29%; the S&P 500 Financial Index returned +12.15%, and the S&P Regional Bank Index returned -7.43%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

How did we respond to these changing market conditions?

During the year, the Fund added a few new positions and opportunistically added to a number of existing holdings in the regional and large cap banks, insurance, capital markets, and fin-tech sub-sectors. The Fund trimmed or exited out of a few positions that were close to fully-valued which better positions the portfolio for a more uncertain economic environment that may experience high interest rate volatility, uncertain deposit balances and funding costs, and a softening (but a still healthy) insurance pricing market.

What were the leading contributors to performance?

Our selections within the insurance industry contributed the most to performance.

1919 Funds 2023 Annual Report

The top contributors were Visa Inc., Fiserv Inc., Global Payments Inc. and Ameriprise Financial Inc. The payments companies continued to benefit from continued growth in spending volumes, as "consumer-spend" grew in 2023, particularly on travel and entertainment which grew by 15% YoY in 2023. Ameriprise Financial Inc. continued to benefit from higher investment yields, better retirement and wealth management revenues in 2023.

What were the leading detractors to performance?

The largest detractors to performance were Charles Schwab Corp, Stock Yards Bancorp Inc., Banner Corp and Heritage Financial Corp. Charles Schwab Corp and Heritage Financial Corp faced greater than expected pressure on funding costs, and Stock Yards Bancorp Inc. and Banner Corp saw slight revisions to earnings estimates due to overly optimistic earnings growth at the beginning of the year. Banner Corp, Stock Yards Bancorp Inc and Heritage Financial Corp were three of the top five outperforming stocks in the Fund during the prior year and gave back some of the outperformance this year.

Thank you for your investment in the 1919 Financial Services Fund. As always, we appreciate that you have chosen us to manage your assets, and we remain focused on achieving the Fund's investment goals.

Sincerely,

Charles C. King, CFA
Portfolio Manager & Chief Investment Officer
1919 Investment Counsel, LLC

John F. Helfst
Managing Director
1919 Investment Counsel, LLC

London Interbank Offered Rate (LIBOR) — is an interest-rate average calculated from estimates submitted by the leading banks in London.

S&P 500 Index — The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

S&P 500 Financials Index — The S&P 500 Financials Index is an unmanaged index that comprises those companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard financials sector.

S&P 500 Regional Banks Index — The S&P Regional Banks Index comprises stocks in the S&P Total Market Index that are classified in the Global Industry Classification Standard Regional Banks sub-industry. One cannot invest directly in an index.

Secured Overnight Financing Rate (SOFR) — is a broad measure of the cost

1919 Funds 2023 Annual Report

1919 Financial Services Fund
Letter to Shareholders (unaudited) (cont'd)

of borrowing cash overnight collateralized by Treasury securities.

Past performance is not a guarantee of future results.

Earnings growth is not representative of the Fund's future performance.

Opinions expressed herein are as of 12/31/23 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in small and medium-capitalization companies which tend to have limited liquidity and greater price volatility than larger-capitalization companies. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Funds 2023 Annual Report

Fund performance (unaudited)

Value of $10,000 Investment

This chart illustrates the performance of a hypothetical $10,000 investment in the Fund's Class A shares over ten years, and assumes the deduction of the maximum initial sales charge of 5.75% at the time of investment and the reinvestment of dividends and capital gains, but does not reflect the effect of any other applicable sales charge, redemption fees or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. This chart does not imply any future performance. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

1919 Funds 2023 Annual Report

Fund performance (unaudited) (cont'd)

Total Returns* as of December 31, 2023

	1 Year	5 Year	10 Year
1919 Financial Services Fund
With Sales Charges†
Class A	-4.41%	6.81%	6.84%
Class C	-0.21	7.31	6.72
Without Sales Charges
Class A	1.42	8.08	7.47
Class C	0.69	7.31	6.72
Class I	1.69	8.38	7.80
S&P 500 Index(i)	26.29	15.69	12.03
S&P 500 Financial Services Index(ii)	12.15	11.98	10.05

*  Returns over one year are annualized.

†  Class A Shares have a maximum initial sales charge of 5.75% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2023, the total annual operating expense ratios for Class A, Class C and Class I were 1.36%, 2.08% and 1.10% respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease, and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The S&P 500 Financials Index is a capitalization-weighted index representing nine financial groups and fifty-three financial companies, calculated monthly with dividends reinvested at month-end.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2023 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2023 and held for the six months ended December 31, 2023.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	16.01%	$1,000.00	$1,160.10	1.50%	$8.17
Class C	15.60	1,000.00	1,156.00	2.22	12.06
Class I	16.19	1,000.00	1,161.90	1.22	6.65

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,017.64	1.50%	$7.63
Class C	2.48	1,000.00	1,014.01	2.22	11.27
Class I	2.48	1,000.00	1,019.06	1.22	6.21

1  For the six months ended December 31, 2023.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

1919 Funds 2023 Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2023 Annual Report

Schedule of investments

December 31, 2023

1919 Financial Services Fund

Security	Shares	Value
Common Stocks — 97.8%
Capital Markets — 7.5%
Ameriprise Financial Inc.	13,200	$5,013,756
CME Group Inc.	6,300	1,326,780
MarketAxess Holdings Inc.	2,300	673,555
S&P Global Inc.	4,400	1,938,288
Total Capital Markets		8,952,379
Commercial Banks — 42.3%
Bank of America Corp.	113,973	3,837,471
Banner Corp.	60,172	3,222,812
Coastal Financial Corp./WA (a)	65,000	2,886,650
Columbia Banking System Inc.	58,682	1,565,636
Community Bank System Inc.	11,500	599,265
Farmers & Merchants Bank of Long Beach	200	1,025,200
Fifth Third Bancorp	88,300	3,045,467
First Western Financial Inc. (a)	77,000	1,526,910
HBT Financial Inc.	32,900	694,519
Heritage Financial Corp.	103,000	2,203,170
JPMorgan Chase & Co.	42,722	7,267,012
M&T Bank Corp.	14,400	1,973,952
Pacific Premier Bancorp Inc.	57,263	1,666,926
PNC Financial Services Group Inc.	18,000	2,787,300
QCR Holdings Inc.	57,580	3,362,096
SmartFinancial Inc.	61,000	1,493,890
South State Corp.	24,075	2,033,134
Stock Yards Bancorp Inc.	54,100	2,785,609
U.S. Bancorp	105,273	4,556,215
Webster Financial Corp.	40,535	2,057,557
Total Commercial Banks		50,590,791
Diversified Financial Services — 9.3%
Charles Schwab Corp/The	57,170	3,933,296
Intercontinental Exchange Inc.	33,000	4,238,190
Voya Financial Inc.	40,000	2,918,400
Total Diversified Financial Services		11,089,886
Insurance — 20.6%
American Financial Group Inc.	26,900	3,198,141
Brown & Brown Inc.	57,300	4,074,603
Chubb Limited	37,400	8,452,400
First American Financial Corp.	11,000	708,840
Hanover Insurance Group Inc.	25,000	3,035,500
Marsh & McLennan Cos Inc.	17,007	3,222,316
Reinsurance Group of America Inc.	12,000	1,941,360
Total Insurance		24,633,160

1919 Funds 2023 Annual Report

Schedule of investments (cont'd)

December 31, 2023

1919 Financial Services Fund

Security	Shares	Value
IT Services — 14.1%
Fidelity National Information Services Inc.	49,600	$2,979,472
Fiserv Inc. (a)	30,700	4,078,188
Global Payments Inc.	24,199	3,073,273
I3 Verticals Inc., Class A Shares (a)	82,480	1,746,102
Visa Inc., Class A Shares	19,000	4,946,650
Total IT Services		16,823,685
Professional Services — 2.0%
Verisk Analytics Inc.	10,000	2,388,600
Total Professional Services		2,388,600
Real Estate Investment Trusts (REITs) — 2.0%
Prologis Inc.	12,000	1,599,600
Simon Property Group LP	5,700	813,048
Total Real Estate Investment Trusts (REITs)		2,412,648
Total Common Stocks (Cost — $57,312,901)		116,891,149
Short-Term Investments — 2.3%
Fidelity Investments Money Market — Government Portfolio — Class I — 5.25% (b)	2,790,913	2,790,913
Total Short-Term Investments (Cost — $2,790,913)		2,790,913
Total Investments — 100.1% (Cost — $60,103,814)		119,682,062
Liabilities in Excess of Other Assets — (0.1)%		(78,737)
Total Net Assets — 100.0%		$119,603,325

Notes:

(a)  Non-income producing security.

(b)  The rate reported is the annualized seven-day yield as of December 31, 2023.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

1919 Financial Services Fund

Statement of assets and liabilities

December 31, 2023

Assets:
Investments in securities at value (cost $60,103,814)	$119,682,062
Foreign currency at value (cost $18,177)	17,609
Receivable for Fund shares sold	4,107
Dividends and interest receivable	164,058
Prepaid expenses	27,599
Total Assets	119,895,435
Liabilities:
Payable for Fund shares repurchased	35,446
Advisory fees payable	78,418
Distribution fees payable	50,864
Accrued other expenses	127,382
Total Liabilities	292,110
Net Assets	$119,603,325
Components of Net Assets:
Paid-in capital	$56,685,996
Total distributable earnings	62,917,329
Net Assets	$119,603,325
Class A:
Net Assets	$60,948,447
Shares Issued and Outstanding (unlimited shares authorized, no par value)	2,379,670
Net Asset Value and Redemption Price	$25.61
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$27.17
Class C:
Net Assets	$19,145,874
Shares Issued and Outstanding (unlimited shares authorized, no par value)	837,331
Net Asset Value, Redemption Price* and Offering Price Per Share	$22.87
Class I:
Net Assets	$39,509,004
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,525,032
Net Asset Value, Redemption Price and Offering Price Per Share	$25.91

* Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 7).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

1919 Financial Services Fund

Statement of operations

For the Year Ended December 31, 2023

Investment Income:
Dividend income	$3,313,407
Interest income	99,127
Total Investment Income	3,412,534
Expenses:
Advisory fees (Note 3)	1,073,618
Distribution fees (Note 6)	370,941
Transfer agent fees and expenses (Note 3 & Note 6)	251,758
Administration and fund accounting fees (Note 3)	93,795
Registration fees	53,469
Shareholder reporting fees	29,668
Legal fees	29,084
Custody fees (Note 3)	19,085
Audit fees	16,000
Trustees' fees (Note 3)	15,215
Insurance fees	8,121
Compliance fees (Note 3)	6,071
Miscellaneous	10,298
Total Expenses	1,977,123
Net Investment Income	1,435,411
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain on investments	14,010,795
Net change in unrealized appreciation/depreciation on:
Investments	(18,990,018)
Foreign currency	376
Net Change in Unrealized Appreciation/Depreciation	(18,989,642)
Net Realized and Unrealized Loss on Investments	(4,978,847)
Net Decrease in Net Assets Resulting from Operations	$(3,543,436)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

1919 Financial Services Fund

Statements of changes in net assets

For the Year Ended December 31,	2023	2022
Increase (Decrease) in Net Assets from: Operations:
Net investment income	$1,435,411	$1,290,181
Net realized gain on investments	14,010,795	2,073,089
Net change in unrealized appreciation/depreciation on investments	(18,989,642)	(34,064,550)
Net Decrease in Net Assets Resulting from Operations	(3,543,436)	(30,701,280)
Distributions to Shareholders (Note 5):
Class A	(6,079,021)	(1,740,572)
Class C	(2,042,301)	(469,124)
Class I	(4,110,118)	(1,834,821)
Total Distributions to Shareholders	(12,231,440)	(4,044,517)
Capital Transactions (Note 7):
Net proceeds from shares sold	14,772,392	25,267,230
Reinvestment of distributions	11,337,223	3,721,712
Cost of shares repurchased	(61,531,682)	(49,838,164)
Net Decrease in Net Assets from Capital Transactions	(35,422,067)	(20,849,222)
Total Decrease in Net Assets	(51,196,943)	(55,595,019)
Net Assets:
Beginning of year	170,800,268	226,395,287
End of year	$119,603,325	$170,800,268

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

1919 Financial Services Fund

Financial highlights

For a share of beneficial interest outstanding through each year presented:

Class A Shares	2023	2022	2021	2020	2019
Net asset value, beginning of year	$28.14	$33.49	$26.87	$28.27	$22.77
Income (loss) from investment operations:
Net investment income[1]	0.28	0.21	0.19	0.20	0.17
Net realized and unrealized gain (loss) on investments	(0.01)	(4.88)	8.05	(0.23)	6.42
Total income (loss) from investment operations	0.27	(4.67)	8.24	(0.03)	6.59
Less distributions:
From net investment income	(0.34)	(0.24)	(0.15)	(0.25)	(0.17)
From net realized gain on investments	(2.46)	(0.44)	(1.47)	(1.12)	(0.92)
Total distributions	(2.80)	(0.68)	(1.62)	(1.37)	(1.09)
Net asset value, end of year	$25.61	$28.14	$33.49	$26.87	$28.27
Total return[2]	1.42%	(13.97)%	30.88%	0.05%	29.10%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$60,948	$73,800	$86,303	$67,047	$78,401
Ratios to average net assets Gross expenses	1.46%	1.36%	1.36%	1.46%	1.37%
Net expenses[3,4]	1.46	1.36	1.36	1.46	1.37
Net investment income	1.09	0.69	0.59	0.86	0.64
Portfolio turnover rate[5]	4%	4%	10%	2%	8%

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Advisor agreed to limit the ratio of expenses to 1.50% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees' consent. See Note 3.

4  Does not include fees and expenses of the Underlying Funds in which the Fund invests.

5  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

For a share of beneficial interest outstanding through each year presented:

Class C Shares	2023	2022	2021	2020	2019
Net asset value, beginning of year	$25.43	$30.27	$24.48	$25.82	$20.88
Income (loss) from investment operations:
Net investment income (loss)[1]	0.08	(0.01)	(0.04)	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	(0.03)	(4.39)	7.30	(0.23)	5.88
Total income (loss) from investment operations	0.05	(4.40)	7.26	(0.20)	5.86
Less distributions:
From net investment income	(0.15)	—	—	(0.02)	—
From net realized gain on investments	(2.46)	(0.44)	(1.47)	(1.12)	(0.92)
Total distributions	(2.61)	(0.44)	(1.47)	(1.14)	(0.92)
Net asset value, end of year	$22.87	$25.43	$30.27	$24.48	$25.82
Total return[2]	0.69%	(14.56)%	29.88%	(0.64)%	28.21%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$19,146	$27,395	$36,122	$26,404	$40,880
Ratios to average net assets Gross expenses	2.18%	2.08%	2.07%	2.16%	2.09%
Net expenses[3,4]	2.18	2.08	2.07	2.16	2.09
Net investment income (loss)	0.36	(0.04)	(0.12)	0.15	(0.09)
Portfolio turnover rate[5]	4%	4%	10%	2%	8%

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Advisor agreed to limit the ratio of expenses to 2.25% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees' consent. See Note 3.

4  Does not include fees and expenses of the Underlying Funds in which the Fund invests.

5  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

1919 Financial Services Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each year presented:

Class I Shares	2023	2022	2021	2020	2019
Net asset value, beginning of year	$28.44	$33.82	$27.18	$28.56	$22.98
Income (loss) from investment operations:
Net investment income[1]	0.35	0.28	0.29	0.27	0.24
Net realized and unrealized gain (loss) on investments	(0.01)	(4.90)	8.11	(0.22)	6.50
Total income (loss) from investment operations	0.34	(4.62)	8.40	0.05	6.74
Less distributions:
From net investment income	(0.41)	(0.32)	(0.29)	(0.31)	(0.24)
From net realized gain on investments	(2.46)	(0.44)	(1.47)	(1.12)	(0.92)
Total distributions	(2.87)	(0.76)	(1.76)	(1.43)	(1.16)
Net asset value, end of year	$25.91	$28.44	$33.82	$27.18	$28.56
Total return[2]	1.69%	(13.71)%	31.16%	0.35%	29.49%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$39,509	$69,605	$103,970	$67,346	$97,936
Ratios to average net assets Gross expenses	1.18%	1.10%	1.09%	1.17%	1.09%
Net expenses[3,4]	1.18	1.10	1.09	1.17	1.09
Net investment income	1.34	0.93	0.87	1.14	0.92
Portfolio turnover rate[5]	4%	4%	10%	2%	8%

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Advisor agreed to limit the ratio of expenses to 1.25% of the average net assets of Class I shares. See Note 3. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees' consent. See Note 3.

4  Does not include fees and expenses of the Underlying Funds in which the Fund invests.

5  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

1919 Maryland Tax-Free Income Fund

Fund performance (unaudited)

Value of $10,000 Investment

This chart illustrates the performance of a hypothetical $10,000 investment in the Fund's Class A shares over ten years, and assumes the deduction of the maximum initial sales charge of 4.25% at the time of investment and the reinvestment of dividends and capital gains, but does not reflect the effect of any other applicable sales charge, redemption fees or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. This chart does not imply any future performance. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

1919 Funds 2023 Annual Report

Fund performance (unaudited) (cont'd)

Total Returns* as of December 31, 2023

	1 Year	5 Year	10 Year
1919 Maryland Tax-Free Income Fund
With Sales Charges†
Class A	-1.14%	0.78%	1.57%
Class C	3.99	1.09	1.45
Without Sales Charges
Class A	5.63	1.66	2.02
Class C	4.99	1.09	1.45
Class I	5.72	1.80	2.16
Bloomberg Municipal Bond Index(i)	6.40	2.25	3.03

*  Returns over one year are annualized.

†  Class A Shares have a maximum initial sales charge of 4.25% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2023, the total gross annual operating expense ratios for Class A, Class C and Class I were 1.10%, 1.64% and 0.97%, respectively. The total net annual operating expense ratios for Class A, Class C and Class I were 0.75%(ii), 1.30%(ii) and 0.60%(ii), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The Bloomberg Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more. The Index was previously named the Barclays Municipal Bond Index.

(ii)  The Adviser has contractually agreed to waive fees and reimburse operating expenses through April 30, 2025.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2023 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2023 and held for the six months ended December 31, 2023.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.49%	$1,000.00	$1,034.90	0.75%	$3.85
Class C	3.14	1,000.00	1,031.40	1.30	6.66
Class I	3.57	1,000.00	1,035.70	0.60	3.08

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,021.42	0.75%	$3.82
Class C	2.48	1,000.00	1,018.65	1.30	6.61
Class I	2.48	1,000.00	1,022.18	0.60	3.06

1  The six months ended December 31, 2023.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

1919 Funds 2023 Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2023 Annual Report

Schedule of investments

December 31, 2023

1919 Maryland Tax-Free Income Fund

Security	Rate	Maturity Date	Principal Amount	Value
Municipal Bonds — 84.4%
Education — 9.6%
Maryland Stadium Authority	5.000%	5/1/42	$2,000,000	$2,110,834
Maryland Stadium Authority, Built to Learn Revenue	4.000%	6/1/39	500,000	516,311
Maryland State EDC, Student Housing Revenue Bonds:
Maryland Economic Development Corp.	5.000%	7/1/36	250,000	251,351
Morgan State University Project	5.625%	7/1/43	565,000	613,222
Salisbury University Project	5.000%	6/1/27	455,000	455,174
University of Maryland, College Park Projects	5.000%	7/1/31	500,000	506,965
Washington College, Town of Chestertown MD	5.000%	3/1/28	500,000	525,012
Maryland State Health & Higher EFA Revenue Bonds:
Maryland Institute College of Art	4.000%	6/1/42	250,000	224,470
Stevenson University	4.000%	6/1/34	500,000	506,792
Total Education				5,710,131
Health Care — 32.6%
County of Baltimore, Maryland:
Oak Crest Village Inc.	5.000%	1/1/30	495,000	509,629
Oak Crest Village Inc.	4.000%	1/1/40	500,000	489,700
Riderwood Village Obligated Group	4.000%	1/1/45	1,000,000	945,698
County of Prince George's, MD, COPS	3.000%	10/1/31	2,500,000	2,498,311
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Healthcare Obligated Group	5.000%	1/1/33	2,500,000	2,690,911
Adventist Rehabilitation Hospital	5.500%	1/1/27	1,250,000	1,321,276
Broadmead Inc.	4.250%	7/1/40	1,150,000	1,086,010
Doctors Hospital Inc. Obligated Group	5.000%	7/1/38	1,000,000	1,024,751
Greater Baltimore Medical Center Inc.	4.000%	7/1/38	1,000,000	1,017,835
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	3,441,726
James Lawrence Kernan Hospital (a)	3.050%	7/1/41	1,300,000	1,300,000
MedStar Health Obligated Group	5.000%	5/15/42	2,000,000	2,061,507
UPMC Obligated Group	4.000%	4/15/45	1,000,000	993,464
Total Health Care				19,380,818
Housing — 4.7%
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/47	1,000,000	1,000,206
Bolton North LP	3.350%	9/15/34	1,000,000	986,388
Montgomery County Housing Opportunities Commission	3.050%	7/1/44	1,000,000	822,975
Total Housing				2,809,569
Industrial Revenue — 0.6%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	375,000	375,200
Total Industrial Revenue				375,200

1919 Funds 2023 Annual Report

Schedule of investments (cont'd)

December 31, 2023

1919 Maryland Tax-Free Income Fund

Security	Rate	Maturity Date	Principal Amount	Value
Leasing — 1.7%
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/24	$1,000,000	$1,000,813
Total Leasing				1,000,813
Local General Obligation — 20.4%
County of Baltimore, Maryland	4.000%	3/1/36	1,000,000	1,050,223
County of Baltimore, Maryland	4.000%	3/1/40	1,000,000	1,047,657
County of Baltimore, Maryland	5.000%	3/1/46	2,000,000	2,268,031
County of Howard, Maryland	4.000%	8/15/45	2,000,000	2,044,437
County of Montgomery, Maryland (a)	3.100%	11/1/37	2,780,000	2,780,000
County of Prince George's, Maryland	5.000%	7/15/40	1,750,000	1,892,069
Maryland Stadium Authority, Ocean City Convention Facility Expansion	4.000%	12/15/39	525,000	540,186
State of Maryland	4.000%	8/1/29	500,000	500,085
Total Local General Obligation				12,122,688
Pre-Refunded/Escrowed to Maturity(b) — 2.0%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	1,185,000	1,196,641
Total Pre-Refunded/Escrowed to Maturity				1,196,641
Transportation — 6.8%
Maryland Economic Development Corp., Air Cargo Obligated Group	4.000%	7/1/44	1,795,000	1,626,047
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/31	2,000,000	2,001,797
Maryland State Transportation Authority Transportation Facilities Project Revenue	5.000%	7/1/40	400,000	442,466
Total Transportation				4,070,310
Water & Sewer — 6.0%
County of Montgomery, Maryland, Water Quality Protection Charge Revenue	4.000%	4/1/41	575,000	597,438
County of Montgomery, Maryland, Water Quality Protection Charge Revenue	4.000%	4/1/42	525,000	543,201
County of Montgomery, Maryland, Water Quality Protection Charge Revenue	4.000%	4/1/43	560,000	577,779
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds (a)	3.200%	6/1/24	800,000	800,000

1919 Funds 2023 Annual Report

1919 Maryland Tax-Free Income Fund

Security	Rate	Maturity Date	Principal Amount	Value
Water & Sewer — continued
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	5.000%	6/1/37	$1,000,000	$1,043,818
Total Water & Sewer				3,562,236
Total Municipal Bonds (Cost — $50,607,524)				50,228,406
Total Investments — 84.4% (Cost — $50,607,524)				50,228,406
Other Assets in Excess of Liabilities — 15.6%				9,263,633
Total Net Assets — 100.0%				$59,492,039

Notes:

(a)  Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.

(b)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings

Abbreviations used in this schedule:

AMBAC  — American Municipal Bond Assurance Corporation — Insured Bonds

COPS  — Community Oriented Policing Services

EDC  — Economic Development Corporation

EDR  — Economic Development Revenue

EFA  — Educational Facilities Authority

LP  — Limited Partnership

Ratings table*

Standard & Poor's/Moody's/Fitch**
AAA/Aaa	32.7%
AA/Aa	25.1%
A	21.9%
BBB/Baa	18.8%
BB/Ba	1.5%
100.0%

*  As a percentage of total investments.

**  The ratings shown are based on each portfolio security's rating as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

1919 Maryland Tax-Free Income Fund

Statement of assets and liabilities

December 31, 2023

Assets:
Investments in securities at value (cost $50,607,524)	$50,228,406
Cash	4,484,865
Receivable for securities sold	4,270,105
Receivable for Fund shares sold	84,720
Dividends and interest receivable	720,871
Prepaid expenses	22,958
Total Assets	59,811,925
Liabilities:
Payable for Fund shares repurchased	211,123
Distributions to shareholders	9,389
Advisory fees payable	2,972
Distribution fees payable	12,859
Accrued other expenses	83,543
Total Liabilities	319,886
Net Assets	$59,492,039
Components of Net Assets:
Paid-in capital	$61,683,411
Total accumulated loss	(2,191,372)
Net Assets	$59,492,039
Class A:
Net Assets	$34,414,408
Shares Issued and Outstanding (unlimited shares authorized, no par value)	2,301,100
Net Asset Value and Redemption Price	$14.96
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$15.62
Class C:
Net Assets	$2,314,616
Shares Issued and Outstanding (unlimited shares authorized, no par value)	154,823
Net Asset Value, Redemption Price* and Offering Price Per Share	$14.95
Class I:
Net Assets	$22,763,015
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,521,655
Net Asset Value, Redemption Price and Offering Price Per Share	$14.96

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 7).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

1919 Maryland Tax-Free Income Fund

Statement of operations

For the Year Ended December 31, 2023

Investment Income:
Interest Income	$2,223,747
Total Investment Income	2,223,747
Expenses:
Advisory fees (Note 3)	354,943
Transfer agent fees and expenses (Note 3 & Note 6)	96,954
Administration and fund accounting fees (Note 3)	95,422
Distribution fees (Note 6)	75,797
Registration fees	39,909
Legal fees	31,307
Audit fees	21,300
Trustees' fees (Note 3)	15,215
Shareholder reporting fees	9,094
Insurance fees	6,461
Compliance fees (Note 3)	6,216
Custody fees (Note 3)	4,321
Miscellaneous	9,870
Total Expenses	766,809
Expenses waived by the Adviser (Note 3)	(303,802)
Net Expenses	463,007
Net Investment Income	1,760,740
Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on Investments	(4,860)
Net Change in Unrealized Appreciation/Depreciation on Investments	1,596,718
Net Realized and Unrealized Gain on Investments	1,591,858
Net Increase in Net Assets Resulting from Operations	$3,352,598

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

1919 Maryland Tax-Free Income Fund

Statements of changes in net assets

For the Years Ended December 31,	2023	2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,760,740	$1,387,933
Net realized gain (loss) on investments	(4,860)	9,994
Net change in unrealized appreciation/depreciation on investments	1,596,718	(6,704,558)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,352,598	(5,306,631)
Distributions to Shareholders (Note 5):
Class A	(996,669)	(836,400)
Class C	(62,125)	(57,151)
Class I	(701,950)	(494,384)
Total Distributions to Shareholders	(1,760,744)	(1,387,935)
Capital Transactions (Note 7):
Net proceeds from shares sold	10,817,578	12,362,081
Reinvestment of distributions	1,646,286	1,266,740
Cost of shares repurchased	(20,786,833)	(29,155,048)
Net Decrease in Net Assets from Capital Transactions	(8,322,969)	(15,526,227)
Total Decrease in Net Assets	(6,731,115)	(22,220,793)
Net Assets:
Beginning of year	66,223,154	88,443,947
End of year	$59,492,039	$66,223,154

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights

For a share of beneficial interest outstanding through each year presented:

Class A Shares	2023	2022	2021	2020	2019
Net asset value, beginning of year	$14.55	$15.77	$15.90	$15.68	$15.34
Income (loss) from investment operations:
Net investment income[1]	0.40	0.26	0.23	0.35	0.40
Net realized and unrealized gain (loss) on investments	0.42	(1.21)	(0.14)	0.22	0.34
Total income (loss) from investment operations	0.82	(0.95)	0.09	0.57	0.74
Less distributions:
From net investment income	(0.41)	(0.27)	(0.22)	(0.35)	(0.40)
Total distributions	(0.41)	(0.27)	(0.22)	(0.35)	(0.40)
Net asset value, end of year	$14.96	$14.55	$15.77	$15.90	$15.68
Total return[2]	5.63%	(6.06)%	0.61%	3.70%	4.87%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$34,414	$38,648	$54,353	$55,439	$57,000
Ratios to average net assets Gross expenses	1.21%	1.10%	1.08%	1.09%	1.07%
Net expenses[3,4]	0.75	0.75	0.75	0.75[5]	0.75[5]
Net investment income	2.70	1.77	1.42	2.24	2.57
Portfolio turnover rate[6]	44%	33%	26%	27%	21%

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Adviser agreed to limit the ratio of expenses to 0.75% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees' consent. See Note 3.

4  Does not include fees and expenses of the Underlying Funds in which the Fund invests.

5  Interest expense was less than 0.01% for the year ended December 31, 2020 and 2019.

6  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each year presented:

Class C Shares	2023	2022	2021	2020	2019
Net asset value, beginning of year	$14.55	$15.77	$15.90	$15.68	$15.34
Income (loss) from investment operations:
Net investment income[1]	0.31	0.18	0.14	0.27	0.32
Net realized and unrealized gain (loss) on investments	0.42	(1.22)	(0.13)	0.22	0.34
Total income (loss) from investment operations	0.73	(1.04)	0.01	0.49	0.66
Less distributions:
From net investment income	(0.33)	(0.18)	(0.14)	(0.27)	(0.32)
Total distributions	(0.33)	(0.18)	(0.14)	(0.27)	(0.32)
Net asset value, end of year	$14.95	$14.55	$15.77	$15.90	$15.68
Total return[2]	4.99%	(6.57)%	0.06%	3.13%	4.29%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$2,315	$4,178	$5,454	$7,436	$7,875
Ratios to average net assets Gross expenses	1.75%	1.64%	1.61%	1.62%	1.61%
Net expenses[3,4]	1.30	1.30	1.30	1.30[5]	1.30[5]
Net investment income	2.14	1.22	0.89	1.70	2.07
Portfolio turnover rate[6]	44%	33%	26%	27%	21%

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Adviser agreed to limit the ratio of expenses to 1.30% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees' consent. See Note 3.

4  Does not include fees and expenses of the Underlying Funds in which the Fund invests.

5  Interest expense was less than 0.01% for the year ended December 31, 2020 and 2019.

6  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

For a share of beneficial interest outstanding through each year presented:

Class I Shares	2023	2022	2021	2020	2019
Net asset value, beginning of year	$14.56	$15.78	$15.90	$15.69	$15.35
Income (loss) from investment operations:
Net investment income[1]	0.40	0.29	0.25	0.37	0.42
Net realized and unrealized gain (loss) on investments	0.44	(1.22)	(0.12)	0.22	0.34
Total income (loss) from investment operations	0.84	(0.93)	0.13	0.59	0.76
Less distributions:
From net investment income	(0.44)	(0.29)	(0.25)	(0.38)	(0.42)
Total distributions	(0.44)	(0.29)	(0.25)	(0.38)	(0.42)
Net asset value, end of year	$14.96	$14.56	$15.78	$15.90	$15.69
Total return[2]	5.72%	(5.91)%	0.83%	3.79%	5.02%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$22,763	$23,398	$28,636	$24,691	$19,277
Ratios to average net assets Gross expenses	1.08%	0.97%	0.94%	0.96%	0.93%
Net expenses[3,4]	0.60	0.60	0.60	0.60[5]	0.60[5]
Net investment income	2.85	1.92	1.57	2.38	2.69
Portfolio turnover rate[6]	44%	33%	26%	27%	21%

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Adviser agreed to limit the ratio of expenses to 0.60% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees' consent. See Note 3.

4  Does not include fees and expenses of the Underlying Funds in which the Fund invests.

5  Interest expense was less than 0.01% for the year ended December 31, 2020 and 2019.

6  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders (unaudited)

Dear Shareholder,

We are pleased to bring you the annual report on the 1919 Socially Responsive Balanced Fund ("the Fund") through December 31, 2023.

Throughout the year, the Fund took a variety of measures to respond to changing market conditions. During the first half of the year, we increased exposure to the Information Technology, Consumer Discretionary, Industrials and Materials sectors and decreased exposure to the Real Estate, Health Care, and Communication Services sectors. During the second half of the year, we added to the Information Technology and Consumer Staples sectors while reducing exposure to the Consumer Discretionary sector and repositioned within the Financials sector.

Throughout the year, we remained overweight relative to the S&P 500 Index in the Health Care and Industrials sectors and maintained our underweight positioning in the Energy, Real Estate, and Utilities sectors. We added to the Information Technology sector throughout the year and finished the year overweight the sector relative to the index.

In the fixed-income portion of the Fund, we purchased primarily longer-dated Corporates to extend duration and take advantage of higher yields and coupons. We maintained the overweight to corporate bonds for the same reasons. Going forward, we look for the Treasury curve to continue to flatten and un-invert, as the Fed gets closer to its first rate cut. As the curve re-steepens, we will look for opportunities to adjust the term structure of the portfolio and lock-in yields.

In the equity portion of the Fund, our stock selection in the Health Care, Industrials, and Information Technology, and Materials sectors contributed to relative performance in 2023. In terms of sector positioning, our underweighting of Energy and Utilities and our overweighting of Information Technology also enhanced results. On an individual stock basis, the largest contributors to performance for the year were Palo Alto Networks, Broadcom, Salesforce.com, Advanced Drainage Systems, and Eli Lilly.

1919 Funds 2023 Annual Report

The leading contributor to performance in the fixed-income portion of the Fund was the overweight to the corporate sector. On an individual security basis, the largest contributors to return were International US Treasury 2.5% 1/31/25, Amgen Inc. 3.0% 2/22/29, Target Corp. 4.5% 9/15/32, Autodesk Inc. 2.4% 12/15/31 and Honda Motor Co., Ltd. 2.271% 3/10/25.

In the equity portion of the Fund, selection in the Financials, Consumer Discretionary, and Consumer Staples sectors detracted from relative results for the year. In terms of sector positioning, our overweighting of Health Care and underweighting of Communication Services detracted from performance. On an individual stock basis, the largest detractors from performance were SolarEdge Technologies, Estee Lauder, Charles Schwab, American Water Works, and Truist Financial.

In the fixed-income portion of the Fund, the leading detractor to performance was a duration shorter than the benchmark. On an individual security basis, the largest detractors from performance were FNMA Pool 490446 6.5% 3/1/2029, Pool 891596 5.5% 6/1/2036, Pool 190375 5.5% 11/1/2036, Pool 808156 4.5% 2/1/2035 and FHLMC Gold Pool G08179 5.5% 2/1/2037.

Thank you for your investment in the 1919 Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed-Income Portion)
1919 Investment Counsel, LLC

Robert P. Huesman, CFA
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Alison R. Bevilacqua
Portfolio Manager
(Head of Social Research)
1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Duration — commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of a comparable quality with a shorter duration.

1919 Funds 2023 Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders (unaudited) (cont'd)

S&P 500 Index — The S&P 500 Index is a broad-based, unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Opinions expressed herein are as of 12/31/2023 and are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund's social policy may cause it to make or avoid investments for social reasons when it is otherwise disadvantageous to do so. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. Fixed income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The manager's investment style may become out of favor and/or the manager's selection process may prove incorrect; which may have a negative impact on the Fund's performance.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Funds 2023 Annual Report

Fund performance (unaudited)

Value of $10,000 Investment

(Assumes reinvestment of dividends and capital gains)

This chart illustrates the performance of a hypothetical $10,000 investment in the Fund's Class A shares over ten years, and assumes the deduction of the maximum initial sales charge of 5.75% at the time of investment and the reinvestment of dividends and capital gains, but does not reflect the effect of any other applicable sales charge, redemption fees or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. This chart does not imply any future performance. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

1919 Funds 2023 Annual Report

Fund performance (unaudited) (cont'd)

Total Returns* as of December 31, 2023

	1 Year	5 Year	10 Year
1919 Socially Responsive Balanced Fund
With Sales Charges†
Class A	12.78%	9.73%	7.47%
Class C	17.80	10.24	7.34
Without Sales Charges
Class A	19.66	11.03	8.11
Class C	18.80	10.24	7.34
Class I	19.95	11.34	8.40
S&P 500 Index(i)	26.29	15.69	12.03
Bloomberg U.S. Aggregate Bond Index(ii)	5.53	1.10	1.81
Blended S&P 500 Index (70%) and Bloomberg U.S. Aggregate Index (30%)(iii)	19.78	11.43	9.10

*  Returns over one year are annualized.

†  Class A Shares have a maximum initial sales charge of 5.75%. Class C Shares have a CDSC of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2023, the total annual operating expense ratios for Class A, Class C and Class I were 0.98%, 1.71% and 0.73%, respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Bloomberg U.S. Aggregate Bond Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index was previously named the Barclays Aggregate Bond Index.

(iii)  The Blended S&P 500 Index (70%) and Bloomberg U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Bloomberg Barclays U.S. Aggregate Index.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2023 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2023 and held for the six months ended December 31, 2023.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	7.48%	$1,000.00	$1,074.80	0.98%	$5.13
Class C	7.09	1,000.00	1,070.90	1.70	8.87
Class I	7.62	1,000.00	1,076.20	0.72	3.77

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,020.27	0.98%	$4.99
Class C	2.48	1,000.00	1,016.64	1.70	8.64
Class I	2.48	1,000.00	1,021.58	0.72	3.67

1  For the six months ended December 31, 2023.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

1919 Funds 2023 Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

*  Less than 0.01%.

1919 Funds 2023 Annual Report

Schedule of investments

December 31, 2023

1919 Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 67.4%
Communication Services — 4.7%
Alphabet Inc., Class A Shares (a)	173,402	$24,222,525
Netflix Inc. (a)	23,501	11,442,167
Total Communication Services		35,664,692
Consumer Discretionary — 7.1%
Amadeus IT Group SA (a)	120,012	8,650,465
Amazon.com Inc. (a)	127,770	19,413,374
Chipotle Mexican Grill Inc. (a)	2,966	6,783,123
Home Depot Inc/The	28,748	9,962,619
TJX Cos Inc.	99,250	9,310,643
Total Consumer Discretionary		54,120,224
Consumer Staples — 4.3%
Costco Wholesale Corp.	17,131	11,307,830
Darling International Inc. (a)	69,133	3,445,589
Estee Lauder Cos. Inc., Class A Shares	32,627	4,771,699
Hershey Co/The	26,695	4,977,016
PepsiCo Inc.	45,532	7,733,155
Total Consumer Staples		32,235,289
Financials — 6.2%
Bank of America Corp.	330,867	11,140,292
Charles Schwab Corp/The	137,936	9,489,997
Chubb Limited	29,977	6,774,802
M&T Bank Corp.	37,875	5,191,905
Reinsurance Group of America Inc.	41,297	6,681,029
Truist Financial Corp.	211,684	7,815,373
Total Financials		47,093,398
Health Care — 11.2%
AstraZeneca PLC	130,964	8,820,425
Boston Scientific Corp. (a)	233,846	13,518,637
Danaher Corp.	35,911	8,307,651
Eli Lilly & Co.	26,749	15,592,527
IQVIA Holdings Inc. (a)	48,066	11,121,511
Thermo Fisher Scientific Inc.	21,668	11,501,158
UnitedHealth Group Inc.	19,568	10,301,965
Zoetis Inc.	27,432	5,414,254
Total Health Care		84,578,128
Industrials — 7.9%
Advanced Drainage Systems Inc.	72,931	10,257,016
Cintas Corp.	22,302	13,440,523
Eaton Corp. PLC	56,888	13,699,768
Old Dominion Freight Line Inc.	17,318	7,019,505

1919 Funds 2023 Annual Report

Schedule of investments (cont'd)

December 31, 2023

1919 Socially Responsive Balanced Fund

Security			Shares	Value
Industrials — continued
Rockwell Automation Inc.			24,673	$7,660,473
Union Pacific Corp.			28,413	6,978,801
Veralto Corp.			11,864	975,933
Total Industrials				60,032,019
Information Technology — 22.0%
Analog Devices Inc.			27,901	5,540,023
Apple Inc.			165,927	31,945,925
Broadcom Inc.			13,686	15,276,997
Intuit Inc.			14,818	9,261,694
Microsoft Corp.			95,421	35,882,113
NVIDIA Corp.			28,880	14,301,954
Palo Alto Networks Inc. (a)			46,226	13,631,123
Salesforce.com Inc. (a)			46,088	12,127,596
ServiceNow Inc. (a)			14,746	10,417,902
SolarEdge Technologies Inc. (a)			25,554	2,391,854
Visa Inc., Class A Shares			39,948	10,400,462
Workday Inc., Class A Shares (a)			21,447	5,920,659
Total Information Technology				167,098,302
Materials — 1.6%
Linde PLC			18,963	7,788,294
Steel Dynamics Inc.			41,213	4,867,255
Total Materials				12,655,549
Real Estate Investment Trusts (REITs) — 1.1%
Prologis Inc.			62,398	8,317,653
Total Real Estate Investment Trusts (REITs)				8,317,653
Utilities — 1.3%
American Water Works Co. Inc.			74,805	9,873,512
Total Utilities				9,873,512
Total Common Stocks (Cost — $295,850,418)				511,668,766
Security	Rate	Maturity Date	Principal Amount	Value
Asset Backed Securities — 0.2%
World Omni Auto Receivables Trust 2021-B, A3	0.420%	6/15/26	$1,804,854	$1,760,638
Total Asset Backed Securities (Cost — $1,804,808)				1,760,638
Collateralized Mortgage Obligations — 0.0%
Federal National Mortgage Association (FNMA) 2011-53, CY	4.000%	6/25/41	21,349	20,585
Total Collateralized Mortgage Obligations (Cost — $21,521)				20,585

1919 Funds 2023 Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds — 19.7%
Communication Services — 2.0%
Alphabet Inc.	0.450%	8/15/25	$1,500,000	$1,408,825
AT&T Inc.	2.300%	6/1/27	1,350,000	1,254,767
AT&T Inc.	4.350%	3/1/29	465,000	459,570
AT&T Inc.	2.750%	6/1/31	1,250,000	1,098,189
Comcast Corp.	4.650%	2/15/33	2,680,000	2,695,423
Comcast Corp.	5.650%	6/15/35	600,000	645,092
Verizon Communications Inc.	4.329%	9/21/28	777,000	769,954
Verizon Communications Inc.	3.875%	2/8/29	410,000	398,191
Verizon Communications Inc.	1.750%	1/20/31	1,325,000	1,088,925
Verizon Communications Inc.	4.500%	8/10/33	350,000	342,215
Verizon Communications Inc.	5.250%	3/16/37	335,000	348,732
Walt Disney Co/The	1.750%	1/13/26	1,550,000	1,467,757
Walt Disney Co/The	2.200%	1/13/28	3,215,000	2,978,455
Total Communication Services				14,956,095
Consumer Discretionary — 2.4%
Amazon.com Inc.	4.700%	12/1/32	905,000	932,060
California Endowment/The	2.498%	4/1/51	1,700,000	1,116,131
Ford Foundation/The	2.415%	6/1/50	1,000,000	665,324
Home Depot Inc/The	1.500%	9/15/28	1,900,000	1,687,619
Honda Motor Co Ltd.	2.271%	3/10/25	6,150,000	5,964,819
Lowe's Cos Inc.	1.300%	4/15/28	2,100,000	1,848,193
Starbucks Corp.	2.450%	6/15/26	250,000	238,136
Starbucks Corp.	2.250%	3/12/30	1,255,000	1,103,432
Target Corp.	4.500%	9/15/32	3,600,000	3,644,726
Toyota Motor Credit Corp.	1.125%	6/18/26	965,000	891,858
Whirlpool Corp.	2.400%	5/15/31	1,775,000	1,480,305
Total Consumer Discretionary				19,572,603
Consumer Staples — 0.6%
PepsiCo Inc.	3.900%	7/18/32	1,200,000	1,172,303
PepsiCo Inc.	3.500%	3/19/40	575,000	491,748
Walmart Inc.	1.800%	9/22/31	2,700,000	2,292,628
Total Consumer Staples				3,956,679
Financials — 5.4%
Affiliated Managers Group Inc.	3.300%	6/15/30	755,000	673,297
Allstate Corp/The	1.450%	12/15/30	1,345,000	1,089,607
Bank of America Corp. (effective 9/25/2024, US SOFR + 0.910%) (b)	0.981%	9/25/25	1,650,000	1,593,048
Bank of America Corp. (effective 12/6/2024, US SOFR + 0.650%) (b)	1.530%	12/6/25	4,425,000	4,255,037

1919 Funds 2023 Annual Report

Schedule of investments (cont'd)

December 31, 2023

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Principal Amount	Value
Financials — continued
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 1.071%) (b)	3.366%	1/23/26	$550,000	$537,451
Bank of America Corp. (3M US LIBOR + 1.021%) (b)	6.406%	9/15/26	1,602,000	1,581,937
Bank of America Corp.	4.183%	11/25/27	525,000	511,024
Bank of Montreal (effective 1/10/2032, 5 YR CMT + 1.400%) (b)	3.088%	1/10/37	2,515,000	2,035,388
Bank of New York Mellon Corp/The	1.600%	4/24/25	415,000	398,695
BlackRock Inc.	3.250%	4/30/29	455,000	437,971
BlackRock Inc.	2.400%	4/30/30	710,000	635,526
Boston Properties LP	4.500%	12/1/28	1,335,000	1,272,340
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%) (b)	6.066%	10/30/24	2,200,000	2,201,507
Citigroup Inc.	5.500%	9/13/25	325,000	326,727
Citigroup Inc. (effective 11/3/2024, US SOFR + 0.528%) (b)	1.281%	11/3/25	690,000	664,150
Citigroup Inc. (effective 6/3/2030, US SOFR + 2.107%) (b)	2.572%	6/3/31	1,500,000	1,283,922
Goldman Sachs Group Inc/The	3.500%	11/16/26	1,830,000	1,763,634
Goldman Sachs Group Inc/The	2.600%	2/7/30	1,250,000	1,099,936
Host Hotels & Resorts LP	3.375%	12/15/29	1,600,000	1,441,231
Intercontinental Exchange Inc.	3.750%	12/1/25	500,000	491,778
MetLife Inc.	4.550%	3/23/30	660,000	664,756
PNC Financial Services Group Inc.	2.200%	11/1/24	975,000	948,348
PNC Financial Services Group Inc. (effective 1/26/2026, US SOFR + 1.085%) (b)	4.758%	1/26/27	1,350,000	1,340,450
Prudential Financial Inc.	1.500%	3/10/26	1,570,000	1,464,644
Royal Bank of Canada	1.150%	7/14/26	3,500,000	3,204,851
Simon Property Group LP	3.375%	12/1/27	510,000	487,041
State Street Corp.	3.550%	8/18/25	360,000	353,465
State Street Corp. (effective 11/1/2029, US SOFR + 1.490%) (b)	3.031%	11/1/34	1,000,000	896,103
Toronto-Dominion Bank/The	1.150%	6/12/25	1,175,000	1,113,380
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609%) (b)	1.267%	3/2/27	2,675,000	2,450,927
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.510%) (b)	0.805%	5/19/25	3,300,000	3,236,165
Total Financials				40,454,336
Health Care — 2.4%
AbbVie Inc.	4.250%	11/14/28	600,000	597,820
AbbVie Inc.	4.400%	11/6/42	1,120,000	1,043,558
Amgen Inc.	3.000%	2/22/29	3,475,000	3,273,798
Anthem Inc.	2.875%	9/15/29	1,530,000	1,405,339
Bristol-Myers Squibb Co.	3.900%	2/20/28	365,000	359,134
Bristol-Myers Squibb Co.	3.400%	7/26/29	725,000	688,827
Bristol-Myers Squibb Co.	1.450%	11/13/30	1,580,000	1,300,492

1919 Funds 2023 Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Principal Amount	Value
Health Care — continued
CVS Health Corp.	3.875%	7/20/25	$910,000	$894,722
CVS Health Corp.	4.780%	3/25/38	345,000	327,924
CVS Health Corp.	5.625%	2/21/53	3,445,000	3,511,851
Gilead Sciences Inc.	1.650%	10/1/30	1,700,000	1,427,107
Gilead Sciences Inc.	4.600%	9/1/35	320,000	317,156
Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	1,100,000	1,128,254
UnitedHealth Group Inc.	2.000%	5/15/30	1,600,000	1,385,617
UnitedHealth Group Inc.	3.500%	8/15/39	515,000	439,426
Total Health Care				18,101,025
Industrials — 1.1%
Allegion US Holding Co. Inc.	5.411%	7/1/32	2,300,000	2,359,384
Archer-Daniels-Midland Co.	2.900%	3/1/32	3,000,000	2,672,981
Johnson Controls International PLC	1.750%	9/15/30	2,225,000	1,851,520
Xylem Inc./NY	1.950%	1/30/28	1,785,000	1,615,649
Total Industrials				8,499,534
Information Technology — 2.9%
Adobe Inc.	2.150%	2/1/27	850,000	798,311
Autodesk Inc.	2.400%	12/15/31	3,775,000	3,237,753
Fortinet Inc.	1.000%	3/15/26	2,185,000	2,005,644
Intuit Inc.	5.500%	9/15/53	2,215,000	2,424,528
Jabil Inc.	4.250%	5/15/27	2,515,000	2,452,771
Mastercard Inc.	3.300%	3/26/27	1,350,000	1,310,971
Mastercard Inc.	1.900%	3/15/31	4,000,000	3,423,080
Microsoft Corp.	4.200%	11/3/35	565,000	568,463
NVIDIA Corp.	0.584%	6/14/24	3,115,000	3,048,943
Salesforce.com Inc.	1.500%	7/15/28	2,135,000	1,902,633
Texas Instruments Inc.	5.000%	3/14/53	575,000	591,925
Total Information Technology				21,765,022
Materials — 0.1%
Nutrien Ltd.	4.200%	4/1/29	425,000	417,366
Total Materials				417,366
Real Estate Investment Trusts (REITs) — 0.9%
Crown Castle, Inc.	1.050%	7/15/26	2,050,000	1,851,420
Prologis LP	2.250%	4/15/30	1,620,000	1,419,151
Prologis LP	1.250%	10/15/30	3,000,000	2,430,181
Welltower Inc.	2.700%	2/15/27	1,600,000	1,502,502
Total Real Estate Investment Trusts (REITs)				7,203,254
Utilities — 1.9%
Avangrid Inc.	3.800%	6/1/29	650,000	613,414
DTE Electric Co.	1.900%	4/1/28	2,145,000	1,935,356
DTE Electric Co.	4.050%	5/15/48	1,480,000	1,263,215

1919 Funds 2023 Annual Report

Schedule of investments (cont'd)

December 31, 2023

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Principal Amount	Value
Utilities — continued
Duke Energy Florida LLC	2.400%	12/15/31	$3,225,000	$2,727,458
Georgia Power Co.	3.250%	4/1/26	345,000	331,851
MidAmerican Energy Co.	3.650%	4/15/29	1,375,000	1,316,522
MidAmerican Energy Co.	5.850%	9/15/54	2,200,000	2,449,187
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	2,720,000	2,416,973
Public Service Co. of Colorado	3.200%	3/1/50	520,000	373,693
Union Electric Co.	2.625%	3/15/51	1,280,000	821,953
Total Utilities				14,249,622
Total Corporate Bonds (Cost — $162,759,039)				149,175,536
Foreign Government Agency Issues — 0.3%
International Bank for Reconstruction & Development	0.625%	4/22/25	1,620,000	1,539,336
International Bank for Reconstruction & Development	3.125%	11/20/25	930,000	908,751
Total Foreign Government Agency Issues (Cost — $2,546,840)				2,448,087
Mortgage Backed Securities — 0.5%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/32	37,437	36,189
Gold Pool A35826	5.000%	7/1/35	18,898	19,259
Gold Pool G08112	6.000%	2/1/36	32,853	34,238
Gold Pool G02564	6.500%	1/1/37	12,101	12,496
Gold Pool G08179	5.500%	2/1/37	10,361	10,698
Gold Pool A65694	6.000%	9/1/37	11,360	11,815
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/29	7	8
Pool 808156	4.500%	2/1/35	5,835	5,853
Pool 891596	5.500%	6/1/36	278	286
Pool 190375	5.500%	11/1/36	1,890	1,949
Pool 916386	6.000%	5/1/37	11,243	11,758
Pool 946594	6.000%	9/1/37	15,785	16,486
General National Mortgage Association (GNMA)
Gold Pool MA6310	3.000%	12/20/34	170,550	160,432
Gold Pool MA6572	3.000%	4/20/35	400,846	377,087
Gold Pool MA6740	2.500%	8/20/35	606,138	556,331
Gold Pool 550763	5.000%	12/15/35	50,840	51,182
Gold Pool 3922	7.000%	11/20/36	9,670	10,180
Gold Pool MA3873	3.000%	8/20/46	788,593	725,702
Gold Pool MA6409	3.000%	1/20/50	470,997	430,316
Gold Pool 2020-194	1.000%	6/16/62	1,893,105	1,403,146
Total Mortgage Backed Securities (Cost — $4,576,831)				3,875,411

1919 Funds 2023 Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Principal Amount	Value
U.S. Government Agency Issues — 2.1%
Federal Home Loan Bank (FHLB)	3.250%	11/16/28	$2,125,000	$2,065,289
Federal Home Loan Bank (FHLB)	5.500%	7/15/36	125,000	141,717
Federal Home Loan Mortgage Corp (FHLMC)	6.750%	9/15/29	115,000	130,977
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/32	380,000	441,636
Federal National Mortgage Association (FNMA)	0.500%	11/7/25	2,200,000	2,050,019
Federal National Mortgage Association (FNMA)	0.750%	10/8/27	2,270,000	2,017,708
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	985,000	1,094,482
Federal National Mortgage Association (FNMA)	0.875%	8/5/30	8,670,000	7,081,404
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	303,000	349,457
Total U.S. Government Agency Issues (Cost — $17,478,487)				15,372,689
U.S. Treasury Obligations — 6.6%
United States Treasury Bonds	7.500%	11/15/24	1,105,000	1,132,457
United States Treasury Bonds	7.625%	2/15/25	390,000	403,924
United States Treasury Bonds	6.875%	8/15/25	100,000	103,973
United States Treasury Bonds	6.750%	8/15/26	90,000	96,029
United States Treasury Bonds	6.500%	11/15/26	135,000	143,986
United States Treasury Bonds	6.125%	11/15/27	675,000	728,789
United States Treasury Bonds	5.500%	8/15/28	335,000	358,646
United States Treasury Bonds	3.500%	2/15/39	573,000	544,686
United States Treasury Bonds	4.375%	11/15/39	204,000	213,280
United States Treasury Notes	2.125%	11/30/24	2,000,000	1,951,414
United States Treasury Notes	2.500%	1/31/25	10,300,000	10,060,605
United States Treasury Notes	3.000%	10/31/25	905,000	884,249
United States Treasury Notes	2.625%	1/31/26	1,625,000	1,574,536
United States Treasury Notes	2.125%	5/31/26	6,700,000	6,400,070
United States Treasury Notes	1.500%	8/15/26	2,110,000	1,975,982
United States Treasury Notes	2.000%	11/15/26	3,375,000	3,192,671
United States Treasury Notes	2.250%	11/15/27	2,200,000	2,070,535
United States Treasury Notes	2.750%	2/15/28	1,630,000	1,559,738
United States Treasury Notes	2.875%	5/15/28	3,500,000	3,359,863
United States Treasury Notes	2.875%	8/15/28	5,300,000	5,077,856
United States Treasury Notes	3.125%	11/15/28	2,900,000	2,804,844
United States Treasury Notes	1.500%	2/15/30	4,670,000	4,074,940
United States Treasury Notes	4.125%	11/15/32	1,200,000	1,222,266
Total U.S. Treasury Obligations (Cost — $53,581,407)				49,935,339

1919 Funds 2023 Annual Report

Schedule of investments (cont'd)

December 31, 2023

1919 Socially Responsive Balanced Fund

Security	Rate	Principal Amount	Value
Short-Term Investments — 3.0%
Fidelity Investments Money Market — Government Portfolio — Class I (c)	5.250%	$23,068,542	$23,068,542
Total Short-Term Investments (Cost — $23,068,542)			23,068,542
Total Investments — 99.8% (Cost — $561,687,893)			757,325,593
Other Assets in Excess of Liabilities — 0.2%			1,800,145
Total Net Assets — 100.0%			$759,125,738

Notes:

(a)  Non-income producing security.

(b)  Fixed to floating rate. Effective date of change and formula disclosed.

(c)  The rate reported is the annualized seven-day yield as of December 31, 2023.

Abbreviations used in this schedule:

CMT  — Constant Maturity Treasury Rate

LIBOR  — London Inter-Bank Offered Rate

LLC  — Limited Liability Corporation

LP  — Limited Partnership

PLC  — Public Limited Company

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

1919 Socially Responsive Balanced Fund

Statement of assets and liabilities

December 31, 2023

Assets:
Investments in securities at value (cost $561,687,893)	$757,325,593
Receivable for Fund shares sold	1,157,585
Dividends and interest receivable	2,014,988
Prepaid expenses	33,820
Total Assets	760,531,986
Liabilities:
Payable for Fund shares repurchased	232,897
Distribution to shareholders	23,340
Advisory fees payable	324,404
Distribution fees payable	473,838
Accrued other expenses	351,769
Total Liabilities	1,406,248
Net Assets	$759,125,738
Components of Net Assets:
Paid-in capital	$589,516,176
Total distributable earnings	169,609,562
Net Assets	$759,125,738
Class A:
Net Assets	$240,208,971
Issued and Outstanding (unlimited shares authorized, no par value)	8,774,330
Net Asset Value, Redemption Price	$27.38
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$29.05
Class C:
Net Assets	$113,754,099
Issued and Outstanding (unlimited shares authorized, no par value)	4,207,730
Net Asset Value, Redemption Price* and Offering Price Per Share	$27.03
Class I:
Net Assets	$405,162,668
Issued and Outstanding (unlimited shares authorized, no par value)	14,784,640
Net Asset Value, Redemption Price and Offering Price Per Share	$27.40

*  Redemption price per share is NAV of Class C shares reduced by a CDSC of up to 1.00%, contingent upon timing of redemption (See Note 7).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

1919 Socially Responsive Balanced Fund

Statement of operations

For the Year Ended December 31, 2023

Investment Income:
Dividend income (Net of foreign tax of $15,076)	$5,597,988
Interest income	5,546,163
Total Investment Income	11,144,151
Expenses:
Advisory fees (Note 3)	3,615,271
Distribution fees (Note 6)	1,635,979
Transfer agent fees and expenses (Note 3 & Note 6)	777,423
Administration and fund accounting fees (Note 3)	381,323
Shareholder reporting fees	73,334
Registration fees	68,115
Custody fees (Note 3)	38,443
Legal fees	33,829
Insurance fees	17,924
Audit fees	18,099
Trustees' fees (Note 3)	15,215
Compliance fees (Note 3)	6,074
Miscellaneous fees	14,316
Total Expenses	6,695,345
Net Investment Income	4,448,806
Realized and Unrealized Gain (Loss) on Investments
Net Realized Loss on investments	(7,376,999)
Net Change in Unrealized Appreciation/Depreciation on investments	130,331,229
Net Realized and Unrealized Gain on Investments	122,954,230
Net Increase in Net Assets Resulting from Operations	$127,403,036

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

1919 Socially Responsive Balanced Fund

Statements of changes in net assets

For the Year Ended December 31,	2023	2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$4,448,806	$2,538,342
Net realized loss on investments	(7,376,999)	(18,585,478)
Net change in unrealized appreciation/depreciation on investments	130,331,229	(170,101,890)
Net Increase (Decrease) in Net Assets Resulting from Operations	127,403,036	(186,149,026)
Distributions to Shareholders (Note 5):
Class A	(1,240,067)	(491,662)
Class C	(41,376)	(69,747)
Class I	(3,208,908)	(1,950,394)
Total Distributions to Shareholders	(4,490,351)	(2,511,803)
Capital Transactions (Note 7):
Net proceeds from shares sold:	103,862,438	169,362,558
Reinvestment of distributions:	4,128,880	2,310,033
Cost of shares repurchased:	(150,159,687)	(223,780,654)
Net Decrease in Net Assets from Capital Transactions	(42,168,369)	(52,108,063)
Total Increase (Decrease) in Net Assets	80,744,316	(240,768,892)
Net Assets:
Beginning of year	678,381,422	919,150,314
End of year	$759,125,738	$678,381,422

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights

For a share of beneficial interest outstanding through each year presented:

Class A Shares	2023	2022	2021	2020	2019
Net asset value, beginning of year	$23.01	$28.83	$24.69	$20.55	$16.59
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.08	(0.00)[2]	0.05	0.12
Net realized and unrealized gain (loss) on investments	4.36	(5.85)	4.26	4.15	3.97
Total income (loss) from investment operations	4.51	(5.77)	4.26	4.20	4.09
Less distributions:
From net investment income	(0.14)	(0.04)	(0.01)	(0.06)	(0.10)
From net realized gain on investments	—	(0.01)	(0.11)	(0.00)[2]	(0.03)
Total distributions	(0.14)	(0.05)	(0.12)	(0.06)	(0.13)
Net asset value, end of year	$27.38	$23.01	$28.83	$24.69	$20.55
Total return[3]	19.66%	(20.00)%	17.26%	20.57%	24.69%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$240,209	$209,003	$264,785	$190,180	$137,213
Ratios to average net assets Gross expenses	0.98%	0.97%	0.96%	1.16%	1.25%
Net expenses[4,5]	0.98	0.97	0.96	1.16	1.25
Net investment income (loss)	0.61	0.31	(0.01)	0.25	0.62
Portfolio turnover rate[6]	10%	13%	9%	16%	11%

1  Per share amounts have been calculated using the average shares method.

2  Amount represents less than $(0.01) per share.

3  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

4  The advisor agreed to limit the ratio of expenses to 1.25% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees' consent. See Note 3.

5  Does not include fees and expenses of the Underlying Funds in which the Fund invests.

6  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

For a share of beneficial interest outstanding through each year presented:

Class C Shares	2023	2022	2021	2020	2019
Net asset value, beginning of year	$22.76	$28.69	$24.73	$20.67	$16.73
Income (loss) from investment operations:
Net investment loss[1]	(0.03)	(0.10)	(0.19)	(0.09)	(0.01)
Net realized and unrealized gain (loss) on investments	4.31	(5.82)	4.26	4.17	3.99
Total income (loss) from investment operations	4.28	(5.92)	4.07	4.08	3.98
Less distributions:
From net investment income	(0.01)	—	—	(0.02)	(0.01)
From net realized gain on investments	—	(0.01)	(0.11)	—	(0.03)
Total distributions	(0.01)	(0.01)	(0.11)	(0.02)	(0.04)
Net asset value, end of year	$27.03	$22.76	$28.69	$24.73	$20.67
Total return[2]	18.80%	(20.62)%	16.46%	19.77%	23.78%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$113,754	$107,014	$133,861	$59,784	$19,006
Ratios to average net assets Gross expenses	1.70%	1.70%	1.68%	1.82%	1.93%
Net expenses[3,4]	1.70	1.70	1.68	1.82	1.93
Net investment loss	(0.11)	(0.42)	(0.72)	(0.40)	(0.07)
Portfolio turnover rate[5]	10%	13%	9%	16%	11%

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The advisor agreed to limit the ratio of expenses to 2.00% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees' consent. See Note 3.

4  Does not include fees and expenses of the Underlying Funds in which the Fund invests.

5  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each year presented:

Class I Shares	2023	2022	2021	2020	2019
Net asset value, beginning of year	$23.04	$28.88	$24.70	$20.54	$16.57
Income (loss) from investment operations:
Net investment income[1]	0.22	0.14	0.07	0.13	0.19
Net realized and unrealized gain (loss) on investments	4.36	(5.87)	4.26	4.15	3.96
Total income (loss) from investment operations	4.58	(5.73)	4.33	4.28	4.15
Less distributions:
From net investment income	(0.22)	(0.10)	(0.04)	(0.12)	(0.15)
From net realized gain on investments	—	(0.01)	(0.11)	—	(0.03)
Total distributions	(0.22)	(0.11)	(0.15)	(0.12)	(0.18)
Net asset value, end of year	$27.40	$23.04	$28.88	$24.70	$20.54
Total return[2]	19.95%	(19.82)%	17.61%	20.93%	25.10%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$405,163	$362,364	$520,504	$240,316	$72,849
Ratios to average net assets Gross expenses	0.72%	0.72%	0.71%	0.83%	0.91%
Net expenses[3,4]	0.72	0.72	0.71	0.83	0.91
Net investment income	0.87	0.55	0.26	0.59	0.98
Portfolio turnover rate[5]	10%	13%	9%	16%	11%

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The advisor agreed to limit the ratio of expenses to 1.00% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees' consent. See Note 3.

4  Does not include fees and expenses of the Underlying Funds in which the Fund invests.

5  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2023 Annual Report

Notes to financial statements

Note 1. Organization

The 1919 Financial Services Fund (the "Financial Services Fund"), 1919 Maryland Tax-Free Income Fund (the "Maryland Fund") and 1919 Socially Responsive Balanced Fund (the "Socially Responsive Fund", each a Fund and together, the "Funds") are separate series of the Trust for Advised Portfolios (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Financial Services Fund and Socially Responsive Fund are registered as a diversified series; the Maryland Fund is registered as non-diversified investment series.

The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Maryland Fund seeks a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Funds are each considered an investment company under GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter ("OTC") market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security's fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, are valued at their

1919 Funds 2023 Annual Report

Notes to financial statements (cont'd)

estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Valuing securities at fair value is intended to ensure that the Funds are accurately priced and involves reliance on judgment. There can be no assurance that the Funds will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determine its NAV per share.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds' assets carried at value:

FINANCIAL SERVICES FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$116,891,149	$—	$—	$116,891,149
Total long-term investments	116,891,149	—	—	116,891,149
Short-term investment	2,790,913	—	—	2,790,913
Total investments	$119,682,062	$—	$—	$119,682,062

MARYLAND FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Municipal Bonds	$0.00	$50,228,406	$—	$50,228,406
Total investments	$0.00	$50,228,406	$—	$50,228,406

SOCIALLY RESPONSIVE FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$511,668,766	$—	$—	$511,668,766
Asset Backed Securities	—	1,760,638	—	1,760,638
Collateralized Mortgage Obligations	—	20,585	—	20,585
Corporate Bonds	—	149,175,536	—	149,175,536
Foreign Government Agency Issues	—	2,448,087	—	2,448,087
Mortgage Backed Securities	—	3,875,411	—	3,875,411
U.S. Government Agency issues	—	15,372,689	—	15,372,689
U.S. Treasury Obligations	—	49,935,339	—	49,935,339
Total long-term investments	511,668,766	222,588,285	—	734,257,051
Short-term investment	23,068,542	—	—	23,068,542
Total investments	$534,737,308	$222,588,285	$—	$757,325,593

*  See Schedule of investments for additional detailed categorizations.

1919 Funds 2023 Annual Report

(b) Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of December 31, 2023 the Financial Services Fund held foreign currency and securities.

(c) REIT distributions. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Financial Services Fund and Socially Responsive Fund are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds' records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Maryland Fund and Socially Responsive Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

1919 Funds 2023 Annual Report

Notes to financial statements (cont'd)

(e) Distribution to shareholders. The Financial Services Fund makes distributions from net investment income, if any, at least annually. The Maryland Fund declares income distributions each business day to shareholders of record, which are paid monthly. The Maryland Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually for each of the Funds (these are taxable for shareholders of the Maryland Fund). Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds' maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Federal and other taxes. It is the Funds' policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds' financial statements.

Management has analyzed the Funds' tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of December 31, 2023, no provision for income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.

1919 Funds 2023 Annual Report

Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
Financial Services Fund	0.80% on average net assets
Maryland Fund	0.55% on average net assets
Socially Responsive Fund	0.65% on average net assets up to $100 million 0.61% on next $100 million 0.51% on next $100 million 0.46% thereafter

The Adviser has contractually agreed to reduce fees and pay expenses (other than shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses such as litigation) so that total annual operating expenses do not exceed the levels set forth below.

Fund	Class A	Class C	Class I
Financial Services Fund	1.50%	2.25%	1.25%
Maryland Fund	0.75%	1.30%	0.60%
Socially Responsive Fund	1.25%	2.00%	1.00%

The arrangements are in place until April 30, 2025, but may be terminated or amended at any time by the Board upon 60 days' notice to the Adviser or by the Adviser with consent of the Board. These arrangements, however, may be modified by the Adviser to decrease total annual operating expenses at any time.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within a rolling 36 month period from the month the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. The amounts waived are detailed on each Fund's Statement of operations.

At December 31, 2023, the amounts waived by the Adviser and the eligible recapture periods are as follows:

December 31,	Maryland Fund
2024	$292,964
2025	278,616
2026	303,802
Total	$875,382

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services"), serves as the Funds' administrator & fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Funds'

1919 Funds 2023 Annual Report

Notes to financial statements (cont'd)

custodian and provides compliance services to the Funds. Quasar Distributors, LLC ("Quasar") serves as the Funds' distributor and principal underwriter. For the year ended, December 31, 2023, the Funds incurred the following expenses for administration & fund accounting, custody, transfer agent and compliance fees:

	1919 Financial Services	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Administration & fund accounting	$93,795	$95,422	$381,323
Custody	19,085	4,321	38,443
Transfer agent*	116,524	60,588	261,279
Compliance	6,071	6,216	6,074

*  Statements of operations include combined service fees paid to various intermediaries as detailed on Note 6.

At December 31, 2023, the Funds had payables for administration & fund accounting, custody, transfer agent and compliance fees in the following amounts:

	1919 Financial Services	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Administration & fund accounting	$23,639	$23,872	$96,227
Custody	5,810	1,403	9,642
Transfer agent	27,833	15,092	66,082
Compliance	1,518	1,554	1,520

The above payable amounts are included in Accrued other expenses in each Fund's Statement of assets and liabilities.

The Independent Trustees in total were paid $45,645 for their services and reimbursement of travel expenses during the year ended December 31, 2023. The Funds pay no compensation to the Interested Trustee or officers of the Trust.

Note 4. Investments transactions

During the year ended December 31, 2023 the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follow:

FINANCIAL SERVICES FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$6,029,601	—
Sales	$52,802,809	—

MARYLAND FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$27,451,570	—
Sales	$42,710,983	—

1919 Funds 2023 Annual Report

SOCIALLY RESPONSIVE FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$67,352,616	$—
Sales	$123,716,679	$1,232,926

Note 5. Income tax information and distributions to shareholders

At December 31, 2023, the components of distributable earnings for federal income tax purposes were as follows:

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Cost of Investments for tax purposes	$60,173,040	$50,607,524	$562,259,970
Gross tax unrealized appreciation	61,041,871	1,168,223	224,728,764
Gross tax unrealized depreciation	(1,515,240)	(1,547,341)	(29,663,141)
Net tax unrealized appreciation/depreciation on investment	59,526,631	(379,118)	195,065,623
Undistributed ordinary income	195,653	95,680	484,944
Undistributed tax-exempt income	—	—	—
Undistributed long-term capital gains	3,227,322	—	—
Capital loss carryforwards	—	(1,836,815)	(25,887,577)
Other book/tax temporary differences*	(32,277)	(71,119)	(53,428)
Total distributable earnings (loss)	$62,917,329	$(2,191,372)	$169,609,562

*  Other book/tax differences are attributable primarily to the timing of the deductibility of various expenses.

The tax character of distributions paid during the fiscal years ended December 31, 2023 and December 31, 2022, for each Fund was as follows:

FINANCIAL SERVICES FUND

	Year Ended December 31, 2023	Year Ended December 31, 2022
Distribution Paid From:
Ordinary Income	$1,479,612	$1,524,687
Net Long Term Capital Gains	10,751,828	2,519,830
Total	$12,231,440	$4,044,517

MARYLAND FUND

	Year Ended December 31, 2023	Year Ended December 31, 2022
Distribution Paid From:
Tax Exempt Income	$1,746,301	$1,374,789
Ordinary Income	14,443	13,146
Total	$1,760,744	$1,387,935

1919 Funds 2023 Annual Report

Notes to financial statements (cont'd)

SOCIALLY RESPONSIVE FUND

	Year Ended December 31, 2023	Year Ended December 31, 2022
Distribution Paid From:
Ordinary Income	$4,490,351	$2,271,617
Net Long Term Capital Gains	—	240,186
Total	$4,490,351	$2,511,803

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer in to their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of December 31, 2023, the Funds did not have any late year or post October losses.

As of December 31, 2023, the Funds have capital loss carry forward amounts ("CLCFs") as summarized in the following table. Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs can be carried forward indefinitely, and applied to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year.

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Capital Loss Carryovers — Short-Term	—	$146,181	$9,181,916
Capital Loss Carryovers — Long-Term	—	1,690,634	16,705,661
Total	—	$1,836,815	$25,887,577

Note 6. Class specific expenses

The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A and Class C shares as reflected in the table below. The Funds pay a distribution fee with respect to Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A Service	Class C Service	Class C Distribution
Financial Services Fund	0.25%	0.25%	0.75%
Maryland Fund	0.15%	0.25%	0.45%
Socially Responsive Fund	0.25%	0.25%	0.75%

1919 Funds 2023 Annual Report

For the year ended December 31, 2023, class specific expenses were as follows:

FINANCIAL SERVICES FUND

	December 31, 2023
	Distribution Fees	Transfer Agent Fees
Class A	$160,786	$73,353
Class C	210,155	17,656
Class I	—	44,225
Total	$370,941	$135,234

MARYLAND FUND

	December 31, 2023
	Distribution Fees	Transfer Agent Fees
Class A	$55,472	$18,272
Class C	20,325	935
Class I	—	17,159
Total	$75,797	$36,366

SOCIALLY RESPONSIVE FUND

	December 31, 2023
	Distribution Fees	Transfer Agent Fees
Class A	$553,012	$183,109
Class C	1,082,967	56,191
Class I	—	276,844
Total	$1,635,979	$516,144

1919 Funds 2023 Annual Report

Notes to financial statements (cont'd)

Note 7. Shares of beneficial interest

The Funds have an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

1919 FINANCIAL SERVICES FUND

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	314,477	$8,171,207	365,638	$11,013,582
Shares issued on reinvestment	234,549	5,739,416	57,342	1,627,932
Shares repurchased	(791,542)	(20,026,828)	(378,031)	(11,216,229)
Net increase (decrease)	(242,516)	$(6,116,205)	44,949	$1,425,285
Class C
Shares sold	44,613	$1,088,944	67,074	$1,817,740
Shares issued on reinvestment	88,773	1,940,567	17,436	447,398
Shares repurchased	(373,394)	(8,777,547)	(200,458)	(5,326,473)
Net decrease	(240,008)	$(5,748,036)	(115,948)	$(3,061,335)
Class I
Shares sold	208,549	$5,512,241	393,744	$12,435,908
Shares issued on reinvestment	147,767	3,657,240	57,405	1,646,382
Shares repurchased	(1,278,999)	(32,727,307)	(1,077,243)	(33,295,462)
Net decrease	(922,683)	$(23,557,826)	(626,094)	$(19,213,172)

1919 Funds 2023 Annual Report

1919 MARYLAND TAX-FREE INCOME FUND

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	100,054	$1,460,282	86,289	$1,301,446
Shares issued on reinvestment	64,489	938,912	51,927	766,096
Shares repurchased	(519,472)	(7,559,303)	(928,250)	(13,672,068)
Net decrease	(354,929)	$(5,160,109)	(790,034)	$(11,604,526)
Class C
Shares sold	17,116	$255,176	45,125	$665,587
Shares issued on reinvestment	3,545	51,648	3,264	48,085
Shares repurchased	(152,897)	(2,218,611)	(107,125)	(1,580,792)
Net decrease	(132,236)	$(1,911,787)	(58,736)	$(867,120)
Class I
Shares sold	624,157	$9,102,120	696,717	$10,395,048
Shares issued on reinvestment	45,048	655,726	30,660	452,559
Shares repurchased	(754,694)	(11,008,919)	(934,955)	(13,902,188)
Net decrease	(85,489)	$(1,251,073)	(207,578)	$(3,054,581)

1919 SOCIALLY RESPONSIVE BALANCED FUND

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	846,546	$21,086,653	1,349,282	$33,610,165
Shares issued on reinvestment	47,409	1,180,725	20,553	469,012
Shares repurchased	(1,204,671)	(29,881,680)	(1,468,362)	(36,010,585)
Net decrease	(310,716)	$(7,614,302)	(98,527)	$(1,931,408)
Class C
Shares sold	402,970	$9,972,971	817,632	$20,669,717
Shares issued on reinvestment	1,408	38,068	2,800	65,064
Shares repurchased	(897,938)	(21,979,739)	(785,365)	(18,632,975)
Net increase (decrease)	(493,560)	$(11,968,700)	35,067	$2,101,806
Class I
Shares sold	2,920,234	$72,802,814	4,513,353	$115,082,676
Shares issued on reinvestment	116,541	2,910,087	75,873	1,775,957
Shares repurchased	(3,980,380)	(98,298,268)	(6,885,066)	(169,137,094)
Net decrease	(943,605)	$(22,585,367)	(2,295,840)	$(52,278,461)

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund; the maximum initial sales charge for Class A shares of the Maryland Fund is 4.25%. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. In certain cases, Class A shares have a 1.00% CDSC,

1919 Funds 2023 Annual Report

Notes to financial statements (cont'd)

which applies if redemption occurs within 18 months from purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.

For the year ended December 31, 2023, Quasar, did not retain sales charges on sales of the Class A shares of the Financial Services Fund, Maryland Fund, and Socially Responsive Fund. In addition, for the year ended December 31, 2023, CDSCs paid to Quasar were:

CDSCs	Class A	Class C
Financial Services Fund	N/A	$252
Maryland Fund	N/A	$—
Socially Responsive Fund	N/A	$3,437

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of December 31, 2023, Charles Schwab held approximately 26% of the outstanding shares of the Financial Services Fund and Morgan Stanley held 39% of the outstanding shares of the Maryland Fund, for the benefit of their shareholders.

Note 9. Subsequent events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the year end, the Maryland Fund made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	01/31/2024	$0.00360	$0.00270	$0.00380

Effective at the close of business on January 19, 2024, the Funds reorganized into newly created serious of Advisor Managed Portfolio (the "Acquiring Funds"). The Acquiring Funds have the same investment objective, investment strategies, and fundamental investment restrictions as the Funds, and the same investment advisor and portfolio managers as the Funds.

Effective January 31, 2024, the 1919 Maryland Tax-Free Income Fund was liquidated, according to a plan of liquidation and termination approved by the Board.

1919 Funds 2023 Annual Report

Note 10. Principal Risks

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund's net asset value and total return. The Fund's most recent prospectus provides further descriptions of the Fund's investment objective, principal investment strategies and principal risks.

(a) Concentration risk. The Financial Services Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

The Maryland Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Maryland Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice.

The Maryland Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state's general obligations. The value of the Fund's shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

(b) Foreign investment risk. The Financial Services Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

1919 Funds 2023 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Trust for Advised Portfolios
and the Shareholders of 1919 Financial Services Fund,
1919 Maryland Tax-Free Income Fund, and
1919 Socially Responsive Balanced Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of 1919 Financial Services Fund, 1919 Maryland Tax-Free Income Fund, and 1919 Socially Responsive Balanced Fund, each a series of the Trust for Advised Portfolios (the "Funds"), as of December 31, 2023, the related statements of operations and changes in net assets, the related notes and the financial highlights for year then ended, (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of their operations, the changes in net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds' financial statements and financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other

1919 Funds 2023 Annual Report

auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds' auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania
February 29, 2024

1919 Funds 2023 Annual Report

1919 Funds

Other information (unaudited)

December 31, 2023

Quarterly Portfolio Schedule

Each Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. Each Fund's Form N-PORT reports are available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

You may obtain a description of the Funds' proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at (844) 828-1919 or on the EDGAR Database on the SEC's website at www.sec.gov. The Funds file their proxy voting records annually as of June 30 with the SEC on Form N-PX. The Funds' Form N-PX is available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Tax Information

The percentage of the ordinary income distributions paid monthly by the Maryland Tax-Free Income Fund for the year ended December 31, 2023 qualifying as tax-exempt interest dividends for Federal income tax purposes is 99.18%.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income for the year ended December 31, 2023, designated as qualified dividend/net interest income for the Funds is as follows:

Percentage
1919 Financial Services Fund	100.00%
1919 Socially Responsive Balanced Fund	100.00%

100% of the ordinary income distributions paid monthly by the 1919 Maryland Tax-Free Income Fund for the year ended December 31, 2023, are Qualified Net Investment Income.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2023, is as follows:

Percentage
1919 Financial Services Fund	100.00%
1919 Maryland Tax-Free Income Fund	—
1919 Socially Responsive Balanced Fund	100.00%

1919 Funds 2023 Annual Report

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the year ended December 31, 2023, by Funds is as follows:

Percentage
1919 Financial Services Fund	2.69%
1919 Maryland Tax-Free Income Fund	—
1919 Socially Responsive Balanced Fund	—

Statement Regarding Liquidity Risk Management Program

The Funds have adopted a liquidity risk management program (the "program"). The Board has designated a Liquidity Risk Committee ("Committee") of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages the Funds' liquidity risk, which is the risk that a fund could not meet shareholder redemption requests without significant dilution of remaining shareholders' interests in a fund. This risk is managed by monitoring the degree of liquidity of the Funds' investments, limiting the amount of the Funds' illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Committee's process of determining the degree of liquidity of the Funds' investments is supported by one or more third-party liquidity assessment vendors.

The Funds' Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Funds were noted in the report. In addition, the Committee provided its assessment that the program had been effective in managing the Funds' liquidity risk.

1919 Funds 2023 Annual Report

Approval of Investment Advisory Agreement
1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Income Fund (unaudited)

At a meeting held on June 1, 2023, the Board of Trustees (the "Board" or "Trustees") of Advisor Managed Portfolios (the "Trust"), including all Trustees who were not "interested persons" of the Trust ("Independent Trustees"), as that term is defined in the Investment Company Act of 1940, considered and approved an investment advisory agreement ("Advisory Agreement") with 1919 Investment Counsel, LLC ("Adviser"), with respect to the 1919 Financial Services Fund (the "Financial Services Fund") and the 1919 Socially Responsive Balanced Fund (the "Socially Responsive Fund") and the 1919 Maryland Tax-Free Income Fund (the "MD Tax-Free Fund"), (each, a "Fund" and together, the "Funds"). Each Fund is the successor to a corresponding series of Trust for Advised Portfolios ("Predecessor Trust") with the same name (each, a "Predecessor Fund" and together, the "Predecessor Funds"). The Predecessor Funds reorganized into the Funds on January 19, 2024.

In advance of the meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services to be provided by the Adviser to the Funds under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board's determinations. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Adviser and Predecessor Funds as members of the board of trustees of the Predecessor Trust. The information prepared specifically for the review of the Advisory Agreement supplemented the information provided to the Trustees throughout the year related to the Adviser and the Predecessor Funds. The board of the Predecessor Trust and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board's review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Predecessor Funds; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Independent Trustees were advised by independent legal counsel during the review process, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

In considering the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•  In considering the nature, extent and quality of the services to be provided by the Adviser, the Trustees considered the Adviser's specific responsibilities in all aspects of the day-to-day

1919 Funds 2023 Annual Report

management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Funds. The Board considered the Adviser's resources and compliance structure, including information regarding its compliance program, chief compliance officer, and compliance record, and its disaster recovery/business continuity plan. The Board also considered the existing relationship between the Adviser and each Predecessor Fund, as well as the Board's knowledge of the Adviser's operations, and noted that during the course of the year the board of the Predecessor Trust met with the Adviser to discuss each Predecessor Fund's performance and the Adviser's investment outlook, as well as various marketing and compliance topics, including the Adviser's risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board's view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

•  In assessing the quality of the portfolio management to be delivered by the Adviser, the Board considered the performance of each Predecessor Fund for various periods as of March 31, 2023, on both an absolute basis and in comparison to its peer group and benchmark index.

°  For the Financial Services Fund, the Board considered that Class I Shares underperformed relative to the Fund's benchmark indexes, the S&P 500 Index and S&P Financials Index, for the 1-, 3-, 5-and 10-year periods, and underperformed the S&P 500 Index since inception while outperforming the S&P Financials Index since inception. The Board also considered that Class I Shares underperformed relative to the Fund's peer median and average for the 1-, 3-, and 5-year periods and outperformed for the 10-year period. The Board noted that the Financial Services Fund had achieved more than twenty calendar years of performance results.

°  For the Socially Responsive Fund, the Board considered that Class I Shares underperformed relative to the Fund's blended benchmark index, the S&P 500 Index (70%)/Bloomberg US Aggregate Bond Index (30%), for the 1-, 3-, 5-, 10-year and since inception periods. The Board also considered that Class I Shares outperformed relative to the Fund's peer group median/average for the 5- and 10-year periods and underperformed for the 1-year period. For the 3-year period, the Board noted that Class I Shares outperformed the peer group median but underperformed the peer average. The Board noted that the Socially Responsive Fund had achieved more than thirty calendar years of performance results.

°  For the MD Tax-Free Fund, the Board considered that Class I Shares underperformed relative to the Fund's benchmark index, the Bloomberg US Municipal Bond Index, for

1919 Funds 2023 Annual Report

Approval of Investment Advisory Agreement
1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
1919 Maryland Tax-Free Income Fund (unaudited) (cont'd)

the 1-, 3-, 5-, 10-year and since inception periods. The Board also considered that Class I Shares outperformed relative to the Fund's peer group median/average for the 1-, 3- and 5-year periods and underperformed for the 10-year period.

•  The Trustees also reviewed the cost of the Adviser's services, and the structure and level of advisory fee payable by each Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Adviser had agreed to maintain each Predecessor Fund's contractual annual expense limitations for each Fund and that each Predecessor Fund currently was operating below its expense limitations.

°  For the Financial Services Fund, the Board noted that the advisory fee and net expense ratio were higher than its peer group median and average.

°  For the Socially Responsive Fund, the Board noted that the advisory fee and net expense ratio were lower than its peer group median/average.

°  For the MD Tax-Free Fund, the Board noted that the advisory fee was higher than its peer group median/average. The Board also noted that the net expense ratio was higher than the peer group median and in line with the peer group average.

  After reviewing the materials that were provided, the Trustees noted that the fee to be received by the Adviser for each Fund was within the range of advisory fees charged to comparable funds and concluded that each fee was fair and reasonable in light of the services to be provided.

•  The Trustees considered whether, based on the estimated asset size of each Fund, economies of scale may be achieved. The Board also considered the Adviser's commitment to maintain each Predecessor Fund's expense limitation arrangement for the corresponding Fund, noting that each Predecessor Fund currently was operating below the expense limitations. The Trustees also noted that the advisory fee schedule for the Socially Responsive Fund includes breakpoints, which allow for economies of scale to be shared through reductions in the advisory fee as the Fund's assets grow. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved as each Fund's assets grow.

•  The Trustees considered the profitability of the Adviser from managing each Predecessor Fund. In assessing the Adviser's profitability, the Trustees took into account both direct and indirect benefits to the Adviser from managing each Predecessor Fund. The Trustees concluded that the Adviser's expected profits from managing each Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

1919 Funds 2023 Annual Report

Trustee and officer information (unaudited)

December 31, 2023

Independent Trustees4:

Brian S. Ferrie
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1958
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2020
Principal occupation(s) during past 5 years	Chief Compliance Officer, Treasurer, The Jensen Quality Growth Fund (2004 to 2020); Treasurer, Jensen Investment Management (2003 to 2020)
Number of portfolios in fund complex[2] overseen by Trustee	4
Other Directorships[3] held during past 5 years by Trustee	None
Wan-Chong Kung
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1960
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2020
Principal occupation(s) during past 5 years	Senior Fund Manager, Nuveen Asset Management (FAF Advisors/First American Funds) (2011 to 2019)
Number of portfolios in fund complex[2] overseen by Trustee	4
Other Directorships[3] held during past 5 years by Trustee	Federal Home Loan Bank of Des Moines (February 2022 to present); Trustee, Securian Funds Trust (12 portfolios) October 2022 to present)

Interested Trustee5:

Christopher E. Kashmerick
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1974
Position(s) held with Trust	Trustee, Chairman
Term of office[1] and length of time served	Since 2018
Principal occupation(s) during past 5 years	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 – present)
Number of portfolios in fund complex[2] overseen by Trustee	4
Other Directorships[3] held during past 5 years by Trustee	None

1919 Funds 2023 Annual Report

Trustee and officer information (unaudited) (cont'd)

December 31, 2023

Officers:

Russell B. Simon
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1980
Position(s) held with Trust	President and Principal Executive Officer
Term of office[1] and length of time served	Since 2022
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC (2011 – present)
Diane K. Miller
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1972
Position(s) held with Trust	Chief Compliance Officer and AML Officer
Term of office[1] and length of time served	Since 2023
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC (since January 2023); Chief Compliance Officer, Christian Brothers Investment Services (2017 – 2022)
Eric T. McCormick
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1971
Position(s) held with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served	Since 2022
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC (2005 to present)
Scott A. Resnick
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1983
Position(s) held with Trust	Secretary
Term of office[1] and length of time served	Since 2019
Principal occupation(s) during past 5 years	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018 – present); Associate, Legal & Compliance, PIMCO (2012 – 2018)

1919 Funds 2023 Annual Report

1  Each Trustee serves an indefinite term; however, under the terms of the Board's retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 75 (this policy does not apply to any Trustee serving at the time the policy was adopted). Each officer serves an indefinite term until the election of a successor.

2  The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

3  "Other Directorships Held" includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, "public companies") or other investment companies registered under the 1940 Act.

4  The Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").

5  Mr. Kashmerick is an "interested person" of the Trust as defined by the 1940 Act. Mr. Kashmerick is an interested Trustee of the Trust by virtue of the fact that he is an interested person of U.S. Bancorp Fund Services, LLC, the Funds' administrator, fund accountant, and transfer agent.

The Funds' Statement of Additional Information ("SAI") includes information about the Funds' Trustees and is available without charge, upon request, by calling 1-844-828-1919.

1919 Funds 2023 Annual Report

Privacy notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;

Information you give us orally; and/or

Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

1919 Funds 2023 Annual Report

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Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
3 Canal Plaza,
Suite 100
Portland, ME 04101

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Annual Report

December 31, 2023

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

Letter to Shareholders	II
Fund performance	1
Fund expenses	3
Fund at a glance	4
Schedule of investments	5
Statement of assets and liabilities	11
Statement of operations	12
Statements of changes in net assets	13
Financial highlights	14
Notes to financial statements	15
Report of independent registered public accounting firm	22
Other information	24
Approval of investment advisory agreement	26
Trustee and officer information	28
Privacy notice	31
Directory of Fund's service providers	Back Cover

Letter to Shareholders (unaudited)

Dear Shareholder,

We are pleased to bring you the annual report on the 1919 Variable Socially Responsive Balanced Fund ("the Fund") through December 31, 2023.

Throughout the year, the Fund took a variety of measures to respond to changing market conditions. During the first half of the year, we increased exposure to the Information Technology, Consumer Discretionary, Industrials and Materials sectors and decreased exposure to the Real Estate, Health Care, and Communication Services sectors. During the second half of the year, we added to the Information Technology and Consumer Staples sectors while reducing exposure to the Consumer Discretionary sector and repositioned within the Financials sector.

Throughout the year, we remained overweight relative to the S&P 500 Index in the Health Care and Industrials sectors and maintained our underweight positioning in the Energy, Real Estate, and Utilities sectors. We added to the Information Technology sector throughout the year and finished the year overweight the sector relative to the index.

In the fixed-income portion of the Fund, we purchased primarily longer-dated Corporates to extend duration and take advantage of higher yields and coupons. We maintained the overweight to corporate bonds for the same reasons. Going forward, we look for the Treasury curve to continue to flatten and un-invert, as the Fed gets closer to its first rate cut. As the curve re-steepens, we will look for opportunities to adjust the term structure of the portfolio and lock-in yields.

In the equity portion of the Fund, our stock selection in the Health Care, Industrials, and Information Technology, and Materials sectors contributed to relative performance in 2023. In terms of sector positioning, our underweighting of Energy and Utilities and our overweighting of Information Technology also enhanced results. On an individual stock basis, the largest contributors to performance for the year were Palo Alto Networks, Broadcom, Salesforce.com, Advanced Drainage Systems, and Eli Lilly.

The leading contributor to performance in the fixed-income portion of the Fund was the overweight to the corporate sector. On an individual security basis, the largest contributors to return were International US Treasury 2.500% 1/31/25, Amgen Inc. 3.000% 2/22/29, Target Corp. 4.500% 9/15/32, Autodesk

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report

Inc. 2.400% 12/15/31 and Honda Motor Co. Ltd. 2.271% 3/10/25.

In the equity portion of the Fund, selection in the Financials, Consumer Discretionary, and Consumer Staples sectors detracted from relative results for the year. In terms of sector positioning, our overweighting of Health Care and underweighting of Communication Services detracted from performance. On an individual stock basis, the largest detractors from performance were SolarEdge Technologies Inc., Estee Lauder Cos. Inc., Class A Shares, Charles Schwab Corp., American Water Works Ci. Inc., and Truist Financial Corp.

In the fixed-income portion of the Fund, the leading detractor to performance was a duration shorter than the benchmark. On an individual security basis, the largest detractors from performance were FNMA 30yr Pool# 490446 6.5% 3/1/2029, FNMA 30yr Pool#891596 5.5% 6/1/2036, FNMA 30yr Pool#190375 5.5% 11/1/2036, FNMA 30yr Pool#808156 4.5% 2/1/2035 and FHLMC 30yr Pool#g08179 5.5% 2/1/2037.

Thank you for your investment in the 1919 Variable Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed-Income Portion)
1919 Investment Counsel, LLC

Robert P. Huesman, CFA
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Alison R. Bevilacqua
Portfolio Manager (Head of Social Research) 1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Duration — commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of a comparable quality with a shorter duration.

S&P 500 Index — The S&P 500 Index is a broad-based, unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Opinions expressed herein are as of 12/31/2023 and are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report

Letter to Shareholders (cont'd)

refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund's social policy may cause it to make or avoid investments for social reasons when it is otherwise disadvantageous to do so. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. Fixed income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The manager's investment style may become out of favor and/or the manager's selection process may prove incorrect; which may have a negative impact on the Fund's performance.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report

Fund performance (unaudited)

Hypothetical comparison of Change in Value of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund over ten years, and assumes reinvestment of dividends and capital gains. This chart does not imply any future performance.

Total Returns as of December 31, 2023

	1 Year	5 Years*	10 Years*
1919 Variable Socially Responsive Balanced Fund	20.21%	11.90%	8.76%
S&P 500 Index(i)	26.29	15.69	12.03
Bloomberg Barclays U.S. Aggregate Index(ii)	5.53	1.10	1.81
Blended S&P 500 Index (70%) and Bloomberg Barclays U.S. Aggregate Index (30%)(iii)	19.78	11.43	9.10

*  Average annualized returns

As of the Fund's current prospectus dated April 30, 2023, the gross total and net annual operating expense ratios were 1.45% and 0.90%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
1

Fund performance (unaudited) (cont'd)

(ii)  The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

(iii)  The Blended S&P 500 Index (70%) and Bloomberg U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Bloomberg U.S. Aggregate Index.

(iv)  The Adviser has contractually agreed to waive fees and reimburse operating expenses through April 30, 2025.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
2

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2023 and held for the six months ended December 31, 2023.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
7.69%	$1,000.00	$1,076.90	0.89%	$4.66

Based on hypothetical total return1

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
2.52%	$1,000.00	$1,020.72	0.89%	$4.53

1  For the six months ended December 31, 2023.

2  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
3

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†  The bar graph above represents the composition of the Fund's investments as of December 31, 2023 and December 31, 2022. The Fund is actively managed. As a result, the composition of the Fund's investments is subject to change at any time.

*  Less than 0.01%.

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
4

Schedule of investments

December 31, 2023

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 68.4%
Communication Services — 4.8%
Alphabet Inc., Class A Shares (a)	8,606	$1,202,172
Netflix Inc. (a)	1,166	567,702
Total Communication Services		1,769,874
Consumer Discretionary — 7.3%
Amadeus IT Group SA	5,956	429,308
Amazon.com Inc. (a)	6,341	963,452
Chipotle Mexican Grill Inc. (a)	147	336,183
Home Depot Inc/The	1,427	494,527
TJX Cos Inc.	4,926	462,108
Total Consumer Discretionary		2,685,578
Consumer Staples — 4.3%
Costco Wholesale Corp.	849	560,408
Darling International Inc. (a)	3,431	171,001
Estee Lauder Cos. Inc., Class A Shares	1,619	236,779
Hershey Co/The	1,325	247,033
PepsiCo Inc.	2,238	380,102
Total Consumer Staples		1,595,323
Financials — 6.3%
Bank of America Corp.	16,480	554,882
Charles Schwab Corp/The	6,828	469,766
Chubb Limited	1,517	342,842
M&T Bank Corp.	1,863	255,380
Reinsurance Group of America Inc.	2,050	331,649
Truist Financial Corp.	10,519	388,361
Total Financials		2,342,880
Health Care — 11.4%
AstraZeneca PLC	6,500	437,775
Boston Scientific Corp. (a)	11,640	672,908
Danaher Corp.	1,789	413,867
Eli Lilly & Co.	1,330	775,284
IQVIA Holdings Inc. (a)	2,389	552,767
Thermo Fisher Scientific Inc.	1,064	564,761
UnitedHealth Group Inc.	974	512,782
Zoetis Inc.	1,364	269,213
Total Health Care		4,199,357
Industrials — 8.0%
Advanced Drainage Systems Inc.	3,408	479,301
Cintas Corp.	1,110	668,953

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
5

Schedule of investments (cont'd)

December 31, 2023

1919 Variable Socially Responsive Balanced Fund

Security			Shares	Value
Industrials — continued
Eaton Corp. PLC.			2,865	$689,949
Old Dominion Freight Line Inc.			861	348,989
Rockwell Automation Inc.			1,223	379,717
Union Pacific Corp.			1,325	325,447
Veralto Corp.			589	48,451
Total Industrials				2,940,807
Information Technology — 22.3%
Analog Devices Inc.			1,438	285,529
Apple Inc.			8,017	1,543,513
Broadcom Inc.			679	757,934
Intuit Inc.			691	431,896
Microsoft Corp.			4,744	1,783,934
NVIDIA Corp.			1,438	712,126
Palo Alto Networks Inc. (a)			2,299	677,929
Salesforce.com Inc. (a)			2,287	601,801
ServiceNow Inc. (a)			733	517,857
SolarEdge Technologies Inc. (a)			1,268	118,685
Visa Inc., Class A Shares			1,959	510,026
Workday Inc., Class A Shares (a)			1,064	293,728
Total Information Technology				8,234,958
Materials — 1.6%
Linde PLC			943	387,300
Steel Dynamics Inc.			2,061	243,404
Total Materials				630,704
Real Estate Investment Trusts (REITs) — 1.1%
Prologis Inc.			3,114	415,096
Total Real Estate Investment Trusts (REITs)				415,096
Utilities — 1.3%
American Water Works Co. Inc.			3,657	482,687
Total Utilities				482,687
Total Common Stocks (Cost — $10,358,804)				25,297,264
	Rate	Maturity Date	Principal Amount
Collateralized Mortgage Obligations — 0.0%
Federal National Mortgage Association (FNMA) Series 2011-53, CY	4.000%	6/25/41	$2,936	2,830
Total Collateralized Mortgage Obligations (Cost — $2,956)				2,830

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
6

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds — 22.9%
Communication Services — 3.0%
Alphabet Inc.	0.450%	8/15/25	$130,000	$122,098
AT&T Inc.	4.350%	3/1/29	115,000	113,657
Comcast Corp.	4.650%	2/15/33	150,000	150,863
Comcast Corp.	5.650%	6/15/35	200,000	215,031
Verizon Communications Inc.	4.329%	9/21/28	104,000	103,057
Verizon Communications Inc.	3.875%	2/8/29	100,000	97,120
Verizon Communications Inc.	4.500%	8/10/33	110,000	107,553
Verizon Communications Inc.	5.250%	3/16/37	105,000	109,304
Walt Disney Co/The	2.200%	1/13/28	90,000	83,378
Total Communication Services				1,102,061
Consumer Discretionary — 1.7%
Amazon.com Inc.	4.700%	12/1/32	50,000	51,495
Ford Foundation/The	2.415%	6/1/50	60,000	39,919
Home Depot Inc/The	1.500%	9/15/28	60,000	53,293
Honda Motor Co Ltd.	2.271%	3/10/25	200,000	193,978
Lowe's Cos Inc.	1.300%	4/15/28	115,000	101,211
Target Corp.	4.500%	9/15/32	205,000	207,547
Total Consumer Discretionary				647,443
Consumer Staples — 0.7%
PepsiCo Inc.	3.900%	7/18/32	100,000	97,692
PepsiCo Inc.	3.500%	3/19/40	65,000	55,589
Walmart Inc.	1.800%	9/22/31	115,000	97,649
Total Consumer Staples				250,930
Financials — 7.1%
Affiliated Managers Group Inc.	3.300%	6/15/30	65,000	57,966
Bank of America Corp. (effective 9/25/2024, US SOFR + 0.910%) (b)	0.981%	9/25/25	125,000	120,685
Bank of America Corp. (effective 12/06/2024, US SOFR + 0.650%) (b)	1.530%	12/6/25	125,000	120,199
Bank of America Corp.	4.183%	11/25/27	165,000	160,608
Bank of Montreal (effective 1/10/2032, 5 YR CMT + 1.400%) (b)	3.088%	1/10/37	115,000	93,069
BlackRock Inc.	3.250%	4/30/29	105,000	101,070
BlackRock Inc.	4.750%	5/25/33	125,000	126,386
Boston Properties LP	4.500%	12/1/28	155,000	147,725
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%) (b)	6.066%	10/30/24	175,000	175,120
Citigroup Inc.	5.500%	9/13/25	110,000	110,585
Citigroup Inc. (effective 11/03/2024, US SOFR + 0.528%) (b)	1.281%	11/3/25	50,000	48,127

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
7

Schedule of investments (cont'd)

December 31, 2023

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Principal Amount	Value
Financials — continued
Host Hotels & Resorts LP	3.375%	12/15/29	$225,000	$202,673
Intercontinental Exchange Inc.	3.750%	12/1/25	75,000	73,767
MetLife Inc.	4.550%	3/23/30	55,000	55,396
PNC Financial Services Group Inc.	2.200%	11/1/24	110,000	106,993
PNC Financial Services Group Inc. (effective 1/26/2026, US SOFR + 1.085%) (b)	4.758%	1/26/27	150,000	148,939
Prudential Financial Inc.	1.500%	3/10/26	170,000	158,592
Royal Bank of Canada	1.150%	7/14/26	125,000	114,459
Simon Property Group LP	3.375%	12/1/27	155,000	148,022
State Street Corp. (effective 11/01/2029, US SOFR + 1.490%) (b)	3.031%	11/1/34	85,000	76,169
Toronto-Dominion Bank/The	1.150%	6/12/25	55,000	52,116
Truist Financial Corp.	1.267%	3/2/27	115,000	105,367
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.510%) (b)	0.805%	5/19/25	145,000	142,195
Total Financials				2,646,228
Health Care — 2.8%
AbbVie Inc.	4.400%	11/6/42	150,000	139,762
Amgen Inc.	3.000%	2/22/29	150,000	141,315
Bristol-Myers Squibb Co.	3.900%	2/20/28	105,000	103,313
Bristol-Myers Squibb Co.	3.400%	7/26/29	125,000	118,763
CVS Health Corp.	4.780%	3/25/38	105,000	99,803
CVS Health Corp.	5.625%	2/21/53	150,000	152,911
Gilead Sciences Inc.	4.600%	9/1/35	100,000	99,111
Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/53	75,000	76,926
UnitedHealth Group Inc.	3.500%	8/15/39	95,000	81,059
Total Health Care				1,012,963
Industrials — 0.9%
Archer-Daniels-Midland Co.	2.900%	3/1/32	125,000	111,374
Johnson Controls International PLC	1.750%	9/15/30	150,000	124,822
Xylem Inc./NY	1.950%	1/30/28	115,000	104,089
Total Industrials				340,285
Information Technology — 3.3%
Autodesk Inc.	2.400%	12/15/31	175,000	150,095
Intuit Inc.	5.250%	9/15/26	110,000	112,240
Intuit Inc.	5.500%	9/15/53	105,000	114,933
Jabil Inc.	4.250%	5/15/27	125,000	121,907
Mastercard Inc.	1.900%	3/15/31	155,000	132,644
Microsoft Corp.	4.200%	11/3/35	175,000	176,073
QUALCOMM Inc.	3.450%	5/20/25	175,000	171,950

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
8

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Principal Amount	Value
Information Technology — continued
Salesforce.com Inc.	1.500%	7/15/28	$120,000	$106,940
Texas Instruments Inc.	5.000%	3/14/53	125,000	128,679
Total Information Technology				1,215,461
Materials — 0.3%
Nutrien Ltd.	4.200%	4/1/29	110,000	108,024
Total Materials				108,024
Real Estate Investment Trusts (REITs) — 0.9%
Prologis LP	2.250%	4/15/30	115,000	100,742
Prologis LP	1.250%	10/15/30	115,000	93,157
Welltower Inc.	2.700%	2/15/27	125,000	117,383
Total Real Estate Investment Trusts (REITs)				311,282
Utilities — 2.2%
Avangrid Inc.	3.800%	6/1/29	125,000	117,964
DTE Electric Co.	1.900%	4/1/28	125,000	112,783
DTE Electric Co.	4.050%	5/15/48	120,000	102,423
Georgia Power Co.	3.250%	4/1/26	100,000	96,189
MidAmerican Energy Co.	3.650%	4/15/29	90,000	86,172
MidAmerican Energy Co.	5.850%	9/15/54	75,000	83,495
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	120,000	106,631
Public Service Co. of Colorado	3.200%	3/1/50	55,000	39,525
Union Electric Co.	2.625%	3/15/51	115,000	73,847
Total Utilities				819,029
Total Corporate Bonds (Cost — $8,943,548)				8,453,706
Foreign Government Agency Issues — 1.2%
International Bank for Reconstruction & Development	0.625%	4/22/25	175,000	166,286
International Bank for Reconstruction & Development	3.125%	11/20/25	270,000	263,831
Total Foreign Government Agency Issues (Cost — $444,385)				430,117
Mortgage Backed Securities — 0.2%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/32	13,213	12,773
Gold Pool A35826	5.000%	7/1/35	8,234	8,391
Gold Pool A49479	5.000%	6/1/36	3,832	3,884
Gold Pool A65694	6.000%	9/1/37	7,669	7,977
Federal National Mortgage Association (FNMA)
Pool 891596	5.500%	6/1/36	6,956	7,154
Pool 900936	6.500%	2/1/37	2,322	2,428
Pool 946594	6.000%	9/1/37	9,673	10,102
Total Mortgage Backed Securities (Cost — $51,896)				52,709

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
9

Schedule of investments (cont'd)

December 31, 2023

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Principal Amount	Value
U.S. Government Agency Issues — 1.7%
Federal Home Loan Mortgage Corp (FHLMC)	6.250%	7/15/32	$70,000	$81,354
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	110,000	122,227
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	365,000	420,963
Total U.S. Government Agency Issues (Cost — $604,308)				624,544
U.S. Treasury Obligations — 1.3%
United States Treasury Bonds	3.500%	2/15/39	131,000	124,527
United States Treasury Bonds	4.375%	11/15/39	177,000	185,051
United States Treasury Notes	2.500%	1/31/25	125,000	122,095
United States Treasury Notes	4.125%	11/15/32	60,000	61,113
Total U.S. Treasury Obligations (Cost — $476,101)				492,786
			Shares
Short-Term Investments — 4.3%
Fidelity Investments Money Market - Government Portfolio - Class I — 5.25% (c)			1,603,129	1,603,129
Total Short-Term Investments (Cost — $1,603,129)				1,603,129
Total Investments — 100.0% (Cost — $22,485,127)				36,957,085
Other Assets in Excess of Other Assets — 0.0%				14,368
Total Net Assets — 100.0%				$36,971,453

Notes:

(a)  Non-income producing security.

(b)  Fixed to floating rate security.

(c)  The rate reported is the annualized seven-day yield as of December 31, 2023.

Abbreviations used in this schedule:

CMT  — Constant Maturity Treasury Rate

LP  — Limited Partnership

PLC  — Public Limited Company

SOFR  — Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
10

Statement of assets and liabilities

December 31, 2023

Assets:
Investments in securities at value (cost $22,485,127)	$36,957,085
Receivable for Fund shares sold	660
Dividends and interest receivable	110,200
Prepaid expenses	2,408
Total Assets	37,070,353
Liabilities:
Payable for Fund shares repurchased	28
Advisory fees payable	1,190
Accrued other expenses	97,682
Total Liabilities	98,900
Net Assets	$36,971,453
Components of Net Assets:
Paid-in capital	$21,612,381
Total distributable earnings	15,359,072
Net Assets	$36,971,453
Total Fund:
Net Assets	$36,971,453
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,168,589
Net Asset Value, Redemption Price and Offering Price Per Share	$31.64

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
11

Statement of operations

For the Year Ended December 31, 2023

Investment Income:
Dividend income (Tax withholding $814)	$279,603
Interest income	394,596
Total Investment Income	674,199
Expenses:
Advisory fees (Note 3)	224,845
Administration and fund accounting fees (Note 3)	89,010
Transfer agent fees and expenses (Note 3)	83,522
Legal fees	34,506
Shareholder reporting fees	27,278
Audit fees	18,098
Trustees' fees (Note 3)	15,498
Compliance fees (Note 3)	6,073
Insurance fees	5,873
Custody fees (Note 3)	3,261
Miscellaneous fees	8,713
Total Expenses	516,677
Expenses waived by the Adviser (Note 3)	(208,812)
Net Expenses	307,865
Net Investment Income	366,334
Realized and Unrealized Gain on Investments
Net realized gain on investments	2,122,339
Net change in unrealized appreciation/depreciation on investments	3,899,720
Net Realized and Unrealized Gain on Investments	6,022,059
Net Increase in Net Assets Resulting from Operations	$6,388,393

The Accompanying Notes are an Integral Part of these Financial Statements.

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Statements of changes in net assets

For the Year Ended December 31,	2023	2022
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$366,334	$247,154
Net realized gain on investments	2,122,339	849,044
Net change in unrealized appreciation/depreciation on investments	3,899,720	(10,396,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,388,393	(9,300,528)
Distributions to Shareholders	(1,763,608)	(1,974,030)
Capital Transactions:
Net proceeds from shares sold	527,327	1,236,052
Reinvestment of distributions	1,763,608	1,974,030
Cost of shares repurchased	(3,015,363)	(3,909,008)
Net Decrease in Net Assets from Capital Transactions	(724,428)	(698,926)
Total Increase (Decrease) in Net Assets	3,900,357	(11,973,484)
Net Assets:
Beginning of year	33,071,096	45,044,580
End of year	$36,971,453	$33,071,096
Capital Share Transactions:
Shares sold	17,655	37,934
Shares reinvested	57,861	69,803
Shares repurchased	(101,084)	(124,727)
Net Decrease in Shares Outstanding	(25,568)	(16,990)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
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Financial highlights

For a share of beneficial interest outstanding throughout each year presented.

	2023	2022	2021	2020	2019
Net asset value, beginning of year	$27.69	$37.19	$34.73	$30.24	$25.06
Income (loss) from investment operations:
Net investment income[1]	0.32	0.21	0.13	0.24	0.29
Net realized and unrealized gain (loss) on investments	5.22	(7.96)	6.20	6.63	6.36
Total income (loss) from investment operations	5.54	(7.75)	6.33	6.87	6.65
Less distributions:
From net investment income	(0.33)	(0.22)	(0.14)	(0.25)	(0.28)
From net realized gain on investments	(1.26)	(1.53)	(3.73)	(2.13)	(1.19)
Total distributions	(1.59)	(1.75)	(3.87)	(2.38)	(1.47)
Net asset value, end of year	$31.64	$27.69	$37.19	$34.73	$30.24
Total return[2]	20.21%	(20.94)%	18.53%	22.93%	26.70%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$36,971	$33,071	$45,045	$42,175	$36,994
Ratios to average net assets Gross expenses	1.49%	1.44%	1.29%	1.38%	1.34%
Net expenses[3,4,5]	0.89	0.89	0.89	0.89	0.89[6]
Net investment income	1.06	0.67	0.36	0.74	1.00
Portfolio turnover rate	11%	12%	11%	22%	12%

1  Per share amounts have been calculated using the average shares method.

2  Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

3  The Adviser has agreed to limit expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to no more than 0.89% of the Fund's average net assets. This expense limitation arrangement cannot be terminated prior to April 30, 2025 without the Board of Trustees' consent.

4  Reflects fee waivers and/or expense reimbursements.

5  Does not include fees and expenses of the Underlying Funds in which the Fund invests.

6  Interest expense was less than 0.01% for the year ended December 31, 2019.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
14

Notes to financial statements

Note 1. Organization

1919 Variable Socially Responsive Balanced Fund (the "Fund") is a diversified series of Trust for Advised Portfolios (the "Trust"). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Fund seeks capital appreciation and retention of net investment income.

On December 14, 2023, the Board approved a plan of liquidation for the Fund effective on or about March 1, 2024 (the "Liquidation Date"). On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to its remaining shareholders equal to each shareholder's proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund's shares held by the shareholder, and the Fund will be dissolved.

The liquidation is not expected to be a taxable event for the Fund or for holders of a variable annuity contract or variable life insurance policy issued by an insurance company that offers the Fund as an underlying investment option.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter ("OTC") market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
15

Notes to financial statements (cont'd)

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or "1919") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at value:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments*
Common Stocks	$25,297,264	$—	$—	$25,297,264
Collateralized Mortgage Obligations	—	2,830	—	2,830
Corporate Bonds	—	8,453,706	—	8,453,706
Foreign Government Agency Issues	—	430,117	—	430,117
Mortgage Backed Securities	—	52,709	—	52,709
U.S. Government Agency issues	—	624,544	—	624,544
U.S. Treasury Obligations	—	492,786	—	492,786
Total long-term investments	$25,297,264	$10,056,692	$—	$35,353,956
Short-term investment	$1,603,129	$—	$—	$1,603,129
Total investments	$26,900,393	$10,056,692	$—	$36,957,085

*  See Schedule of investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
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The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distribution to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund's records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Federal and other taxes. It is the Fund's policy to comply with the federal income and tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
17

Notes to financial statements (cont'd)

its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund's financial statements.

Management has analyzed the Fund's tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of December 31, 2023, no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund has no examination in progress and is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100 million	0.65%
Next $100 million	0.61
Next $100 million	0.51
Over $300 million	0.46

The Adviser has agreed to waive fees and reimburse operating expenses (other than shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses such as litigation) so that total annual operating expenses do not exceed 0.89% (the "expense cap"). This expense limitation arrangement cannot be terminated prior to April 30, 2024, without the Board of Trustees' consent.

The Adviser is permitted to recapture amounts waived or reimbursed to the Fund over a rolling three year period, provided that the total operating expenses of the Fund, including the recoupment, is limited to the lower of: (1) the applicable expense cap at time of waiver and/or reimbursement; or (2) the applicable expense cap at the time of the recapture.

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
18

At December 31, 2023, the amounts waived by the Adviser and the eligible recapture periods are as follows:

December 31,
2024:	$174,580
2025:	201,146
2026:	208,812
Total	584,538

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services ("Fund Services") serves as the Fund's administrator, fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Fund's custodian. Quasar Distributors, LLC ("Quasar") acts as the Fund's distributor and principal underwriter. For the year ended December 31, 2023, the Fund incurred the following expenses for administration & fund accounting, transfer agent, compliance and custody fees:

Administration & fund accounting	$89,010
Transfer agent*	$30,039
Compliance	$6,073
Custody	$3,261

*  Statement of operations includes service fees paid to participating insurance companies.

At December 31, 2023, the Fund had payables for administration & fund accounting, transfer agent, compliance and custody fees in the following amounts:

Administration & fund accounting	$22,367
Transfer agent	$7,603
Compliance	$1,518
Custody	$715

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.

The Independent Trustees were paid $15,498 for their services and reimbursement of travel expenses during the year ended December 31, 2023. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4. Investment transactions

During the year ended December 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follow:

	Investments	U.S. Government & Agency Obligations
Purchases	$3,533,624	$—
Sales	5,594,226	—

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
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Notes to financial statements (cont'd)

Note 5. Income tax information and distributions to shareholders

At December 31, 2023, the components of distributable accumulated earnings (deficit) on a tax basis were as follows:

Cost of Investments for tax purposes	$22,485,127
Gross tax unrealized appreciation	15,164,948
Gross tax unrealized depreciation	(692,990)
Net tax unrealized appreciation on investments	14,471,958
Undistributed ordinary income	95,559
Undistributed long-term capital gains	831,503
Other accumulated earnings (loss)	(39,948)
Total distributable earnings	$15,359,072

As of December 31, 2023, the Fund has no capital loss carryforward balance.

The tax character of distributions paid during the fiscal years ended December 31, 2023 and December 31, 2022, was as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Distribution Paid From:
Ordinary Income	$365,722	$313,451
Net Long Term Capital Gains	1,397,886	1,660,579
Total	$1,763,608	$1,974,030

Note 6. Subsequent events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no other subsequent events that would need to be disclosed in the Fund's financial statements.

Note 7. Principal Risks

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund's net asset value and total return. The Fund's most recent prospectus provides further descriptions of the Fund's investment objective, principal investment strategies and principal risks.

(a) Foreign investment risk. The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
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(b) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
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Report of independent registered public accounting firm

To the Board of Trustees of Trust for Advised Portfolios
and the Shareholders of 1919 Variable Socially Responsive Balanced Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of 1919 Variable Socially Responsive Balanced Fund, a series of Trust for Advised Portfolios (the "Fund"), as of December 31, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund's financial statement and financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 16, 2023, expressed an unqualified opinion on those financial statement and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
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the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund's auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania
February 16, 2024

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
23

Other information (unaudited)

December 31, 2023

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

You may obtain a description of the Fund's proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at (844) 828-1919 or on the EDGAR Database on the SEC's website at www.sec.gov. The Fund files its proxy voting records annually as of June 30 with the SEC on Form N-PX. The Fund's Form N-PX is available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Tax Information

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the period ended December 31, 2023 was 0.00%.

For the year ended December 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 75.30%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended December 31, 2023, was 65.44%.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the "program"). The Board has designated a Liquidity Risk Committee ("Committee") of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages the Fund's liquidity risk, which is the risk that a fund could not meet shareholder redemption requests without significant dilution of remaining shareholders' interests in a fund. This risk is managed by monitoring the degree of liquidity of the Fund's investments, limiting the amount of the Fund's illiquid investments, and utilizing various risk management tools and facilities available to the Fund for

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Other information (unaudited) (cont'd)

December 31, 2023

meeting shareholder redemptions, among other means. The Committee's process of determining the degree of liquidity of the Fund's investments is supported by one or more third-party liquidity assessment vendors.

The Fund's Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the program for the period January 1, 2023 through December 31, 2023. No significant liquidity events impacting the Fund was noted in the report. In addition, the Committee provided its assessment that the program had been effective in managing the Fund's liquidity risk.

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Approval of Investment Advisory Agreement (unaudited)
1919 Variable Socially Responsive Balanced Fund
Annual Report — Period Ended December 31, 2023

At a meeting held on June 1, 2023, the Board of Trustees (the "Board" or "Trustees") of Trust for Advised Portfolios (the "Trust"), including all Trustees who were not "interested persons" of the Trust ("Independent Trustees"), as that term is defined in the Investment Company Act of 1940, considered and approved an investment advisory agreement ("Advisory Agreement") with 1919 Investment Counsel, LLC ("Adviser"), with respect to the 1919 Variable Socially Responsive Balanced Fund (the "Fund").

In advance of the meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board's determinations. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Adviser and Fund. The information prepared specifically for the review of the Advisory Agreement supplemented the information provided to the Trustees throughout the year related to the Adviser and the Fund. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board's review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Independent Trustees were advised by independent legal counsel during the review process, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

In considering the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•  In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser's specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board considered the Adviser's resources and compliance structure, including information regarding its compliance program, chief compliance officer, and compliance record, and its disaster recovery/business continuity plan. The Board also considered the existing relationship between the Adviser and the Fund, as

1919 Variable Socially Responsive Balanced Fund 2023 Annual Report
26

well as the Board's knowledge of the Adviser's operations, and noted that during the course of the year the Board met with the Adviser to discuss the Fund's performance and the Adviser's investment outlook, as well as various marketing and compliance topics, including the Adviser's risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board's view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

In assessing the quality of the portfolio management delivered by the Adviser, the Board considered the performance of the Fund for various periods as of March 31, 2023, on both an absolute basis and in comparison to the Fund's peer group and benchmark index. The Board considered that Fund underperformed relative to its blended benchmark index, the S&P 500 Index (70%)/Bloomberg US Aggregate Bond Index (30%), for the 1-, 3-, 10-year and since inception periods, but outperformed over the 5-year period. The Board also considered that the Fund outperformed relative to its peer group median/average for the 3-, 5-, and 10-year periods and underperformed for the 1-year period.

•  The Trustees also reviewed the cost of the Adviser's services, and the structure and level of advisory fee payable by the Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Adviser had agreed to maintain the Fund's contractual annual expense limitation. The Board noted that the advisory fee was in line with the peer median and below the peer average, and the net expense ratio was above its peer group median and average. After reviewing the materials that were provided, the Trustees noted that the fee to be received by the Adviser for each Fund was within the range of advisory fees charged to comparable funds and concluded that each fee was fair and reasonable in light of the services provided.

•  The Trustees considered whether, based on the estimated asset size of the Fund, economies of scale may be achieved. The Board also considered the Adviser's commitment to maintain the Fund's expense limitation arrangement. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved as the Fund's assets grow.

•  The Trustees considered the profitability of the Adviser from managing the Fund. In assessing the Adviser's profitability, the Trustees took into account both direct and indirect benefits to the Adviser from managing the Fund. The Trustees concluded that the Adviser's profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

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Trustee and officer information (unaudited)

December 31, 2023

Independent Trustees4:

Brian S. Ferrie
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1958
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2020
Principal occupation(s) during past 5 years	Chief Compliance Officer, Treasurer, The Jensen Quality Growth Fund (2004 to 2020); Treasurer, Jensen Investment Management (2003 to 2020)
Number of portfolios in fund complex[2] overseen by Trustee	4
Other Directorships[3] held during past 5 years by Trustee	None
Wan-Chong Kung
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1960
Position(s) held with Trust	Trustee
Term of office[1] and length of time served	Since 2020
Principal occupation(s) during past 5 years	Senior Fund Manager, Nuveen Asset Management (FAF Advisors/First American Funds) (2011 to 2019)
Number of portfolios in fund complex[2] overseen by Trustee	4
Other Directorships[3] held during past 5 years by Trustee	Federal Home Loan Bank of Des Moines (February 2022 to present); Trustee, Securian Funds Trust (12 portfolios) (October 2022 to present)

Interested Trustee5:

Christopher E. Kashmerick
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1974
Position(s) held with Trust	Trustee, Chairman
Term of office[1] and length of time served	Since 2018
Principal occupation(s) during past 5 years	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 – present)
Number of portfolios in fund complex[2] overseen by Trustee	4
Other Directorships[3] held during past 5 years by Trustee	None

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Officers:

Russell B. Simon
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1980
Position(s) held with Trust	President and Principal Executive Officer
Term of office[1] and length of time served	Since 2022
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC (2011 – present)
Diane K. Miller
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1972
Position(s) held with Trust	Chief Compliance Officer and AML Officer
Term of office[1] and length of time served	Since 2023
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC (since January 2023); Chief Compliance Officer, Christian Brothers Investment Services (2017 – 2022)
Eric T. McCormick
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1971
Position(s) held with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served	Since 2022
Principal occupation(s) during past 5 years	Vice President, U.S. Bancorp Fund Services, LLC (2005 to present)
Scott A. Resnick
615 E. Michigan Street
Milwaukee, WI 53202
Year of birth	1983
Position(s) held with Trust	Secretary
Term of office[1] and length of time served	Since 2019
Principal occupation(s) during past 5 years	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018 – present); Associate, Legal & Compliance, PIMCO (2012 – 2018)

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Trustee and officer information (unaudited) (cont'd)

December 31, 2023

1  Each Trustee serves an indefinite term; however, under the terms of the Board's retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 75 (this policy does not apply to any Trustee serving at the time the policy was adopted). Each officer serves an indefinite term until the election of a successor.

2  The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series.

3  "Other Directorships Held" includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, "public companies") or other investment companies registered under the 1940 Act.

4  The Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").

5  Mr. Kashmerick is an "interested person" of the Trust as defined by the 1940 Act. Mr. Kashmerick is an interested Trustee of the Trust by virtue of the fact that he is an interested person of U.S. Bancorp Fund Services, LLC, the Fund's administrator, fund accountant, and transfer agent.

The Fund's Statement of Additional Information ("SAI") includes information about the Fund's Trustees and is available without charge, upon request, by calling 1-844-828-1919.

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Privacy notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;
Information you give us orally; and/or
Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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1919
Variable Socially Responsive Balanced Fund

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave.
Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave. NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Ferrie is the “audit committee financial experts” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

1919 Financial Services Fund

	FYE 12/31/2023	FYE 12/31/2022
Audit Fees	$12,650	$12,650
Audit-Related Fees	N/A	N/A
Tax Fees	$3,100	$3,100
All Other Fees	N/A	N/A

1

1919 Maryland Tax-Free Income Fund

	FYE 12/31/2023	FYE 12/31/2022
Audit Fees	$17,850	$17,850
Audit-Related Fees	N/A	N/A
Tax Fees	$3,100	$3,100
All Other Fees	N/A	N/A

1919 Socially Responsive Balanced Fund

	FYE 12/31/2023	FYE 12/31/2022
Audit Fees	$14,700	$14,700
Audit-Related Fees	N/A	N/A
Tax Fees	$3,100	$3,100
All Other Fees	N/A	N/A

1919 Variable Socially Responsive Balanced Fund

	FYE 12/31/2023	FYE 12/31/2022
Audit Fees	$14,700	$14,700
Audit-Related Fees	N/A	N/A
Tax Fees	$3,100	$3,100
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

1919 Financial Services Fund

	FYE 12/31/2023	FYE 12/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

1919 Maryland Tax-Free Income Fund

	FYE 12/31/2023	FYE 12/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

2

1919 Socially Responsive Balanced Fund

	FYE 12/31/2023	FYE 12/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

1919 Variable Socially Responsive Balanced Fund

	FYE 12/31/2023	FYE 12/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

1919 Financial Services Fund

Non-Audit Related Fees	FYE 12/31/2023	FYE 12/31/2022
Registrant	$3,100	$3,100
Registrant’s Investment Adviser	N/A	N/A

1919 Maryland Tax-Free Income Fund

Non-Audit Related Fees	FYE 12/31/2023	FYE 12/31/2022
Registrant	$3,100	$3,100
Registrant’s Investment Adviser	N/A	N/A

1919 Socially Responsive Balanced Fund

Non-Audit Related Fees	FYE 12/31/2023	FYE 12/31/2022
Registrant	$3,100	$3,100
Registrant’s Investment Adviser	N/A	N/A

1919 Variable Socially Responsive Balanced Fund

Non-Audit Related Fees	FYE 12/31/2023	FYE 12/31/2022
Registrant	$3,100	$3,100
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

3

(i)  Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

4

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President and Principal Executive Officer

Date	3/11/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President and Principal Executive Officer

Date	3/11/2024

By	/s/ Jennifer Ting
Jennifer Ting, Interim Treasurer and Principal Financial Officer

Date	3/11/2024

6